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                                  UNITED STATES                             OMB APPROVAL
                       SECURITIES AND EXCHANGE COMMISSION               OMB Number:    3235-0582
                              WASHINGTON, DC 20549                      Expires:  March 31, 2006
                                                                        Estimated average burden
                                    FORM N-PX                           hours per response..14.4


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number 811-08007
                                  ---------------------------------------------
 Levco Series Trust
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

One Rockefeller Plaza  New York, NY 10020
-------------------------------------------------------------------------------
   (Address of principal executive offices)                      (Zip code)

One Rockefeller Plaza  New York, NY 10020
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 332-8400
                                                    ---------------------------
Date of fiscal year end: December 31
                        -------------------
Date of reporting period: June 30, 2004
                         ------------------

         Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder
(17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

                            JOHN A. LEVIN & CO., INC.
                                  PROXY VOTING
                              POLICY AND PROCEDURES

                                  JANUARY 2004

                                POLICY STATEMENT

Introduction - This document sets forth the policies and procedures of John A. Levin & Co., Inc. (including its subsidiaries, the "Adviser") for voting proxies with respect to securities held in the accounts of clients for whom the Adviser provides discretionary investment management services and for whom the Adviser has the authority to vote proxies. The Adviser's proxy voting policy and general guidelines (the "Proxy Policy") will be reviewed and, as necessary, updated periodically to address new or revised proxy voting issues.

The Adviser will vote proxies as part of its authority to manage, acquire and dispose of account assets. The Adviser will not vote proxies if the client, or in the case of an account governed by the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), the "named fiduciary" has explicitly reserved the authority for itself. It should be noted that the Adviser's standard investment management agreement provides that the Adviser will vote proxies. When voting proxies for client accounts, the Adviser's primary objective is to make voting decisions solely in the best interests of clients (including the plan beneficiaries and participants of ERISA clients). In fulfilling its obligations to clients, the Adviser will act in a manner deemed to be prudent and diligent and which is intended to enhance the economic value of the underlying securities held in client accounts. In certain situations, a client or its fiduciary may provide the Adviser with a statement of proxy voting policy. In these situations, the Adviser generally seeks to comply with it's policy to the extent it would not be inconsistent with ERISA or the fiduciary responsibility of the Adviser.

Department of Labor - With respect to the voting of proxies relating to securities held in an ERISA account, the Department of Labor has made it clear that a voting policy must be in place for recurring issues and that nonroutine issues must be addressed by consistent criteria. However, the Department of Labor has stated that specific analysis on the issues of each proxy must still be performed. Distinctly identifying issues on an issuer's proxy ballot and having a method to track recurring and nonroutine issues are an important part of the process.

ISS/VoteX - Institutional Shareholder Services ("ISS") has been retained by the Adviser to provide research, vote execution, reporting, record keeping, and reconciliation services.

Voting Proxies for Foreign Companies - While the proxy voting process is well established in the United States with a number of tools and services available to assist an investment manager, voting proxies of foreign companies may involve a number of logistical problems that my have a detrimental effect on the Adviser's ability to vote such proxies. The logistical problems include, but are not limited to: (i) proxy statements and ballots being written in a foreign language, (ii) untimely and/or inadequate notice of shareholder meetings, (iii) restrictions on a foreigner's ability to exercise votes, (iv) requirements to vote proxies in person, (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting, and
(vi) requirements to provide local agents with power of attorney to facilitate the Adviser's voting instructions.

While ISS has been retained to provide assistance to the Adviser in voting it's client's foreign proxies, such proxies are voted on a best-efforts basis given the above-mentioned logistical problems. Additionally, the Adviser may conduct a cost-benefit analysis in determining whether to attempt to vote its clients' shares at a foreign company's meeting, whereby if it is determined that the cost associated with the attempt to exercise its vote outweighs the benefit the Adviser believes its clients will derive by voting on the company's proposal, the Adviser may decide not to attempt to vote at the meeting.

                         GENERAL PROXY VOTING GUIDELINES

It is the policy of the Adviser in voting proxies to consider and vote each proposal with the objective of maximizing long-term investment returns for our clients.

The Adviser will utilize the proxy voting guidelines set forth by ISS. These guidelines address a range of issues, including corporate governance with respect to a wide range of matters, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues and are meant to be general voting parameters on issues that arise most frequently. The adviser's policies do not follow the ISS guidelines in all respects, and the Adviser may vote in a manner that is contrary to the ISS guidelines if it believes that such vote would be in the best interests of the Adviser's clients. Since the investment philosophy of many of the strategies employed by the Adviser generally results in investments in companies in which the Adviser has confidence in management and in its orientation to serve shareholders, implementation of the Adviser's proxy voting guidelines may result in a voting pattern that is generally supportive of management.

      The following is a concise summary of the proxy voting guidelines used by the adviser:

      1. AUDITORS:

      Vote FOR proposals to ratify auditors, unless any of the following apply:

            - An auditor has a financial interest in or association with the company, and is therefore not independent

            -     Fees for non-audit services are excessive, or

            - There is a reason to believe that the independent auditor has rendered an opinion, which is neither accurate nor indicative of the company's financial position

      2. BOARD OF DIRECTORS:

      Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

      CLASSIFICATION/DECLASSIFICATION OF THE BOARD

      Vote on a CASE-BY-CASE basis on proposals to classify the board.or to repeal classified boards and to elect all directors annually.

      INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

      Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of Chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into accounting determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

      MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

      Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

      Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

      3. SHAREHOLDER RIGHTS:

      SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

      Vote on a CASE-BY-CASE basis on proposals to restrict or prohibit shareholders from taking action by written consent.

      Vote on a CASE-BY-CASE basis on proposals to allow or make easier shareholder action by written consent.

      SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

      Vote on a CASE-BY-CASE basis proposals to restrict or prohibit shareholder ability to call special meetings.

      Vote on a CASE-BY-CASE basis on proposals that remove restrictions on the right of shareholders to act independently of management.

      SUPERMAJORITY VOTE REQUIREMENTS

      Vote AGAINST proposals to require a supermajority shareholder vote.

      Vote FOR proposals to lower supermajority vote requirements.

      CUMULATIVE VOTING

      Vote AGAINST proposals to eliminate cumulative voting.

      Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

      CONFIDENTIAL VOTING

      Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

      Vote FOR management proposals to adopt confidential voting.

      4. PROXY CONTESTS:

      VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

      Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

      REIMBURSING PROXY SOLICITATION EXPENSES

      Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

      5. POISON PILLS:

      Vote on a CASE-BY-CASE basis on shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

      6. MERGERS AND CORPORATE RESTRUCTURINGS:

      Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

      7. REINCORPORATION PROPOSALS:

      Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

      8. CAPITAL STRUCTURE:


      COMMON STOCK AUTHORIZATION

      Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

      Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

      Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

      DUAL CLASS STOCK

      Vote AGAINST proposals to create a new class of common stock with superior voting rights.

      Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

            - It is intended for financing purposes with minimal or no dilution to current shareholder.

            - It is not designed to preserve the voting power of an insider or significant shareholder.

      9. EXECUTIVE AND DIRECTOR COMPENSATION:

      Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. The methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, it is compared to a company specific dilution cap.

      Vote AGAINST equity plans that explicitly permit repricing or where the company has a history or repricing without shareholder approval.

      MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS:

      Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

            -     Historic trading patterns

            -     Rationale for the repricing

            -     Value- for- value exchange

            -     Option vesting

            -     Term of the option

            -     Exercise price

            -     Participation.

      EMPLOYEE STOCK PURCHASE PLANS

      Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

      Vote FOR employee stock purchase plans where all of the following apply:

            -     Purchase price is at least 85% of fair market value

            -     Offering period is 27 months or less, and

            -     Potential voting power dilution (VPD) is 10% or less.

      Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

      SHAREHOLDER PROPOSALS ON COMPENSATION

      Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

      10. SOCIAL AND ENVIRONMENTAL ISSUES

      These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

           GUIDELINES WITH REGARD TO ALTERNATIVE INVESTMENT STRATEGIES

Certain accounts, including affiliated investment vehicles, managed by the Adviser pursuant to alternative investment strategies may make investments with short-term investment horizons, that are transaction specific or are otherwise event driven. For this reason, the application of the above guidelines, which are geared towards achieving what is in the long term best interests of shareholders, may not necessarily be in the best interest of clients of such alternative investment strategies. The employees of the Adviser responsible for making proxy voting decisions with regard to such accounts may evaluate certain proposals on an individual basis and may depart from the Guidelines described above in voting on such proposals in order to best serve the financial interests of the clients of the strategy. As a result, the Adviser may from time to time cast different votes for different clients with regard to the same proposal. In the case of conflicts of interest, however, the procedures outlined below under "Conflicts of Interest" will be followed with regard to all accounts of the Adviser.

                              CONFLICTS OF INTEREST

The Adviser is sensitive to conflicts of interest that may arise in the proxy decision-making process. For example, conflicts of interest may arise when:

      - Proxy votes are solicited by an issuer who has an account relationship with the Adviser;

      - Proxy votes are solicited by an issuer that has a material business relationship with the Adviser;

      - A proponent of a proxy proposal has a business relationship with the Adviser (e.g., a pension fund or an employee group for which the Adviser manages money);

      - The Adviser has material business relationships with participants in proxy contests, corporate directors, or candidates; or

      - An employee of the Adviser may have a personal interest in the outcome of a particular matter.

      - These items are only examples; additional conflicts of interest may arise from time to time. All employees of the Adviser are required to communicate any potential conflicts of interest with the Legal/Compliance Department immediately. The Legal/Compliance Department will keep an updated "Proxy Conflicts Watch List" containing the names of issuers in which the firm has identified a conflict of interest.

      - It is the Firm's policy to seek to resolve all conflicts of interest in the clients' best interests. In order to ensure an unbiased decision on matters of conflict in situations the Adviser will vote in accordance with recommendations provided by ISS; provided, however, that a portfolio manager with regard to an investment strategy may seek approval from the Legal/Compliance Department to vote differently from such recommendation if the manager believes that there is compelling evidence that voting differently would be in the best interests of the

      - In situations where a client of the firm requests to direct their vote, the client's instructions will supercede all other policies.

      - In situations where a client of the Adviser may have a relationship with an issuer or the proponent of a proposal, the Adviser may take such fact into consideration and vote on behalf such client in a manner that differs from the manner in which the Adviser votes on behalf of other clients.

                              OPERATING PROCEDURES

Once the Adviser has determined that it has the responsibility for voting a client's proxies, the Adviser must vote the appropriate number of shares it is entitled to vote and maintain records indicating the manner in which it exercised its voting authority. In this regard, the following procedures are intended to ensure that the Adviser satisfies its proxy voting obligations:

      1) The operations department of the Adviser (the "Operations Department") is responsible for identifying the clients for whom the Adviser is required to vote proxies.

      2) The Operation Department will provide to the portfolio managers the proxy proposals and ISS recommendation relating to the securities held in the accounts managed by such portfolio managers.

      3) The portfolio managers are responsible for making a voting determination based on the proxy voting guidelines of ISS and for directing the Operations Department as to the manner in which proxies shall be voted in the event that their voting decision differs from that of ISS.

      4) A member of the Legal/Compliance Department of the Adviser shall review the instructions provided by the portfolio managers to insure that such instructions comply with the proxy voting guidelines of the Adviser.

      5) The Adviser utilizes ISS VoteX to tabulate and record proxies voted on behalf of its clients. The Operations Department will notify ISS VoteX of all new client accounts that have delegated proxy voting authorization to the Adviser. In addition, the Operations Department will notify ProxyEdge of any changes to existing client accounts. The Operations Department will provide all necessary information to ISS VoteX in order to facilitate reconciling the share amounts reflected on the proxy ballot with clients' account holdings and to electronically vote such ballots. The Operations Department will maintain the required records which detail the manner in which client proxies have been voted.

ISS VoteX will reconcile the share amounts reflected on the proxy ballot to the "electronic client holdings list" that is sent by the Adviser, through an interface to Advent/Axys, to ensure it has received the correct number of shares that the Adviser is entitled to vote. If there appears to be a material discrepancy, ISS VoteX will display this discrepancy, which is viewed by the Operations Department, who will then internally confirm the accounts total number of eligible shares. If the ballot is incorrect, the ISS will contact the account's Custodian or the Transfer Agent to request a missing ballot or a corrected ballot that includes the missing number of shares that are eligible to vote. Once ISS has reconciled the votable share amounts, they will electronically vote the proxy ballots in accordance with the ISS recommendations for the proposals.

      6) If the portfolio manager chooses to vote contrary to the ISS recommendation, after receiving approval from the Compliance Department, the Operations Department will override the ISS recommendation in the VoteX system and enter the voting rationale provided by the portfolio manager in the notes section on VoteX.

      7) All documentation relating to proxy voting shall be maintained by the Operations Department for a period of no less than six years.

      8) The Operations Department will be responsible for responding to client requests for a proxy voting record that identifies the manner in which the Adviser voted such clients' proxies.

      9) The Operations Department will be responsible for maintaining all client requests for proxy voting records and/or policies for a period of no less than six years.

AccountName
Company Name Ticker SecurityID MeetingDate Management or Shareholder Proposal Description
Mgmt Vote Cast

Levco Equity Value Fund
Accenture LTD A C N G1150G111 2/5/2004 M
Election of Directors
For For

Levco Equity Value Fund
Accenture LTD A C N G1150G111 2/5/2004 M
Ratify Auditors
For For

Levco Equity Value Fund
Alcan Inc. AL. 013716105 2004-04-22 M
Elect Director R. Berger
For Withhold

Levco Equity Value Fund
Alcan Inc. AL. 013716105 2004-04-22 M
Elect Director L.D. Desautels
For For

Levco Equity Value Fund
Alcan Inc. AL. 013716105 2004-04-22 M
Elect Director T. Engen
For For

Levco Equity Value Fund
Alcan Inc. AL. 013716105 2004-04-22 M
Elect Director L.Y. Fortier
For For

Levco Equity Value Fund
Alcan Inc. AL. 013716105 2004-04-22 M
Elect Director J.P. Jacamon
For For

Levco Equity Value Fund
Alcan Inc. AL. 013716105 2004-04-22 M
Elect Director W.R. Loomis
For For

Levco Equity Value Fund
Alcan Inc. AL. 013716105 2004-04-22 M
Elect Director Y. Mansion
For For

Levco Equity Value Fund
Alcan Inc. AL. 013716105 2004-04-22 M
Elect Director C. Morin-Postel
For For

Levco Equity Value Fund
Alcan Inc. AL. 013716105 2004-04-22 M
Elect Director J.E. Newall
For For

Levco Equity Value Fund
Alcan Inc. AL. 013716105 2004-04-22 M
Elect Director G. Saint-Pierre
For For

Levco Equity Value Fund
Alcan Inc. AL. 013716105 2004-04-22 M
Elect Director G. Schulmeyer
For For

Levco Equity Value Fund
Alcan Inc. AL. 013716105 2004-04-22 M
Elect Director P.M. Tellier
For For

Levco Equity Value Fund
Alcan Inc. AL. 013716105 2004-04-22 M
Elect Director M.K. Wong
For For

Levco Equity Value Fund
Alcan Inc. AL. 013716105 2004-04-22 M
Approve Auditors and Authorize Board to Fix Remuneration of Auditors
For For

Levco Equity Value Fund
American International Group, Inc. AIG 026874107 2004-05-19 M
Elect Director M. Bernard Aidinoff
For For

Levco Equity Value Fund
American International Group, Inc. AIG 026874107 2004-05-19 M
Elect Director Pei-Yuan Chia
For For

Levco Equity Value Fund
American International Group, Inc. AIG 026874107 2004-05-19 M
Elect Director Marshall A. Cohen
For For

Levco Equity Value Fund
American International Group, Inc. AIG 026874107 2004-05-19 M
Elect Director Willaim S. Cohen
For For

Levco Equity Value Fund
American International Group, Inc. AIG 026874107 2004-05-19 M
Elect Director Martin S. Feldstein
For For

Levco Equity Value Fund
American International Group, Inc. AIG 026874107 2004-05-19 M
Elect Director Ellen V. Futter
For For

Levco Equity Value Fund
American International Group, Inc. AIG 026874107 2004-05-19 M
Elect Director Maurice R. Greenberg
For For

Levco Equity Value Fund
American International Group, Inc. AIG 026874107 2004-05-19 M
Elect Director Carla A. Hills
For For

Levco Equity Value Fund
American International Group, Inc. AIG 026874107 2004-05-19 M
Elect Director Frank J. Hoenemeyer
For For

Levco Equity Value Fund
American International Group, Inc. AIG 026874107 2004-05-19 M
Elect Director Richard C. Holbrooke
For For

Levco Equity Value Fund
American International Group, Inc. AIG 026874107 2004-05-19 M
Elect Director Donald P. Kanak
For For

Levco Equity Value Fund
American International Group, Inc. AIG 026874107 2004-05-19 M
Elect Director Howard I. Smith
For For

Levco Equity Value Fund
American International Group, Inc. AIG 026874107 2004-05-19 M
Elect Director Martin J. Sullivan
For For

Levco Equity Value Fund
American International Group, Inc. AIG 026874107 2004-05-19 M
Elect Director Edmund S.W. Tse
For For

Levco Equity Value Fund
American International Group, Inc. AIG 026874107 2004-05-19 M
Elect Director Frank G. Zarb
For For

Levco Equity Value Fund
American International Group, Inc. AIG 026874107 2004-05-19 M
Approve Executive Incentive Bonus Plan
For For

Levco Equity Value Fund
American International Group, Inc. AIG 026874107 2004-05-19 M
Approve Non-Employee Director Stock Option Plan
For For

Levco Equity Value Fund
American International Group, Inc. AIG 026874107 2004-05-19 M
Ratify Auditors
For For

Levco Equity Value Fund
American International Group, Inc. AIG 026874107 2004-05-19 S
Report on Political Contributions/Activities
Against Against

Levco Equity Value Fund
American International Group, Inc. AIG 026874107 2004-05-19 S
Divest from Tobacco Equities
Against Against

Levco Equity Value Fund
American International Group, Inc. AIG 026874107 2004-05-19 S
Link Executive Compensation to Predatory Lending
Against Against

Levco Equity Value Fund
Anheuser -Busch Companies, Inc. BUD 035229103 4/28/2004 M
Election of Directors
For For

Levco Equity Value Fund
Anheuser -Busch Companies, Inc. BUD 035229104 4/28/2004 M
Ratify Appointment of Independent Auditors
For For

Levco Equity Value Fund
Archer-Daniels-Midland Company ADM 039483102 11/6/2003 M
Election of Directors
For For

Levco Equity Value Fund
Automatic Data Processing, Inc. ADP 053015103 11/11/2003 M
Election of Directors
For For

Levco Equity Value Fund
Automatic Data Processing, Inc. ADP 053015104 11/11/2003 M
Amend Employee Stock Option Plan
For For

Levco Equity Value Fund
Automatic Data Processing, Inc. ADP 053015105 11/11/2003 M
Amend Stock Purchase Plan
For For

Levco Equity Value Fund
Automatic Data Processing, Inc. ADP 053015106 11/11/2003 M
Adopt Director Stock Option Plan
For For

Levco Equity Value Fund
Automatic Data Processing, Inc. ADP 053015107 11/11/2003 M
Ratify Appointment of Independent Auditors
For For

Levco Equity Value Fund
Bank of America Corp. BAC 060505104 2004-05-26 M
Elect Director William Barnet, III
For For

Levco Equity Value Fund
Bank of America Corp. BAC 060505104 2004-05-26 M
Elect Director Charles W. Coker
For For

Levco Equity Value Fund
Bank of America Corp. BAC 060505104 2004-05-26 M
Elect Director John T. Collins
For For

Levco Equity Value Fund
Bank of America Corp. BAC 060505104 2004-05-26 M
Elect Director Gary L. Countryman
For For

Levco Equity Value Fund
Bank of America Corp. BAC 060505104 2004-05-26 M
Elect Director Paul Fulton
For For

Levco Equity Value Fund
Bank of America Corp. BAC 060505104 2004-05-26 M
Elect Director Charles K. Gifford
For For

Levco Equity Value Fund
Bank of America Corp. BAC 060505104 2004-05-26 M
Elect Director Donald E. Guinn
For For

Levco Equity Value Fund
Bank of America Corp. BAC 060505104 2004-05-26 M
Elect Director James H. Hance, Jr.
For For

Levco Equity Value Fund
Bank of America Corp. BAC 060505104 2004-05-26 M
Elect Director Kenneth D. Lewis
For For

Levco Equity Value Fund
Bank of America Corp. BAC 060505104 2004-05-26 M
Elect Director Walter E. Massey
For For

Levco Equity Value Fund
Bank of America Corp. BAC 060505104 2004-05-26 M
Elect Director Thomas J. May
For For

Levco Equity Value Fund
Bank of America Corp. BAC 060505104 2004-05-26 M
Elect Director C. Steven McMillan
For For

Levco Equity Value Fund
Bank of America Corp. BAC 060505104 2004-05-26 M
Elect Director Eugene M. McQuade
For For

Levco Equity Value Fund
Bank of America Corp. BAC 060505104 2004-05-26 M
Elect Director Patricia E. Mitchell
For For

Levco Equity Value Fund
Bank of America Corp. BAC 060505104 2004-05-26 M
Elect Director Edward L. Romero
For For

Levco Equity Value Fund
Bank of America Corp. BAC 060505104 2004-05-26 M
Elect Director Thomas M. Ryan
For For

Levco Equity Value Fund
Bank of America Corp. BAC 060505104 2004-05-26 M
Elect Director O. Temple Sloan, Jr.
For For

Levco Equity Value Fund
Bank of America Corp. BAC 060505104 2004-05-26 M
Elect Director Meredith R. Spangler
For For

Levco Equity Value Fund
Bank of America Corp. BAC 060505104 2004-05-26 M
Elect Director Jackie M. Ward
For For

Levco Equity Value Fund
Bank of America Corp. BAC 060505104 2004-05-26 M
Ratify Auditors
For For

Levco Equity Value Fund
Bank of America Corp. BAC 060505104 2004-05-26 S
Change Date of Annual Meeting
Against Against

Levco Equity Value Fund
Bank of America Corp. BAC 060505104 2004-05-26 S
Adopt Nomination Procedures for the Board
Against Against

Levco Equity Value Fund
Bank of America Corp. BAC 060505104 2004-05-26 S
Charitable Contributions
Against Against

Levco Equity Value Fund
Bank of America Corp. BAC 060505104 2004-05-26 S
Establish Independent Committee to Review Mutual Fund Policy
Against Against

Levco Equity Value Fund
Bank of America Corp. BAC 060505104 2004-05-26 S
Adopt Standards Regarding Privacy and Information Security
Against Against

Levco Equity Value Fund
Bank of America Corporation BAC 060505104 3/17/2004 M
Approve Merger Agreement
For For

Levco Equity Value Fund
Bank of America Corporation BAC 060505104 3/17/2004 M
Amend Stock Option Plan
For For

Levco Equity Value Fund
Bank of America Corporation BAC 060505104 3/17/2004 M
Approve Authorized Common Stock Increase
For For

Levco Equity Value Fund
Bank of America Corporation BAC 060505104 3/17/2004 M
Approve Motin to Adjourn Meeting
For Against

Levco Equity Value Fund
BP PLC BP 055622104 4/15/2004 M
Election of Directors
For For

Levco Equity Value Fund
BP PLC BP 055622105 4/15/2004 M
Miscellaneous Corporate Governance
For For

Levco Equity Value Fund
BP PLC BP 055622106 4/15/2004 M
Ratify Appointment of Independent Auditors
For For

Levco Equity Value Fund
BP PLC BP 055622107 4/15/2004 M
Articles of Association
For For

Levco Equity Value Fund
BP PLC BP 055622108 4/15/2004 M
Allot Securities
For For

Levco Equity Value Fund
BP PLC BP 055622109 4/15/2004 M
Allot Securities
For For

Levco Equity Value Fund
BP PLC BP 055622110 4/15/2004 M
Authorize Directors to Repurchase Shares
For For

Levco Equity Value Fund
BP PLC BP 055622111 4/15/2004 M
Share Scheme
For For

Levco Equity Value Fund
BP PLC BP 055622112 4/15/2004 M
Miscellaneous Corporate Governance - Global
For For

Levco Equity Value Fund
BP PLC BP 055622113 4/15/2004 M
Miscellaneous Corporate Governance - Global
For For

Levco Equity Value Fund
BP PLC BP 055622114 4/15/2004 M
Miscellaneous Corporate Governance - Global
For For

Levco Equity Value Fund
BP PLC BP 055622115 4/15/2004 S
Miscellaneous Shareholder Proposal
Against Against

Levco Equity Value Fund
Cardinal Health, Inc. CAH 14149Y108 11/5/2003 M
Election of Directors
For For

Levco Equity Value Fund
ChevronTexaco Corp. CVX 166764100 2004-04-28 M
Elect Director Samuel H. Armacost
For For

Levco Equity Value Fund
ChevronTexaco Corp. CVX 166764100 2004-04-28 M
Elect Director Robert E. Denham
For For

Levco Equity Value Fund
ChevronTexaco Corp. CVX 166764100 2004-04-28 M
Elect Director Robert J. Eaton
For For

Levco Equity Value Fund
ChevronTexaco Corp. CVX 166764100 2004-04-28 M
Elect Director Sam Ginn
For For

Levco Equity Value Fund
ChevronTexaco Corp. CVX 166764100 2004-04-28 M
Elect Director Carla Anderson Hills
For For

Levco Equity Value Fund
ChevronTexaco Corp. CVX 166764100 2004-04-28 M
Elect Director Franklyn G. Jenifer
For For

Levco Equity Value Fund
ChevronTexaco Corp. CVX 166764100 2004-04-28 M
Elect Director J. Bennett Johnston
For For

Levco Equity Value Fund
ChevronTexaco Corp. CVX 166764100 2004-04-28 M
Elect Director Sam Nunn
For For

Levco Equity Value Fund
ChevronTexaco Corp. CVX 166764100 2004-04-28 M
Elect Director David J. O'Reilly
For For

Levco Equity Value Fund
ChevronTexaco Corp. CVX 166764100 2004-04-28 M
Elect Director Peter J. Robertson
For For

Levco Equity Value Fund
ChevronTexaco Corp. CVX 166764100 2004-04-28 M
Elect Director Charles R. Shoemate
For For

Levco Equity Value Fund
ChevronTexaco Corp. CVX 166764100 2004-04-28 M
Elect Director Carl Ware
For For

Levco Equity Value Fund
ChevronTexaco Corp. CVX 166764100 2004-04-28 M
Ratify Auditors
For For

Levco Equity Value Fund
ChevronTexaco Corp. CVX 166764100 2004-04-28 M
Adopt Shareholder Rights Plan (Poison Pill) Policy
For For

Levco Equity Value Fund
ChevronTexaco Corp. CVX 166764100 2004-04-28 M
Amend Omnibus Stock Plan
For For

Levco Equity Value Fund
ChevronTexaco Corp. CVX 166764100 2004-04-28 S
Report on Operational Impact of HIV/AIDS, TB, and Malaria Pandemic
Against Against

Levco Equity Value Fund
ChevronTexaco Corp. CVX 166764100 2004-04-28 S
Report on Political Contributions/Activities
Against Against

Levco Equity Value Fund
ChevronTexaco Corp. CVX 166764100 2004-04-28 S
Require Affirmative Vote of a Majority of the Shares to Elect Directors Against Against

Levco Equity Value Fund
ChevronTexaco Corp. CVX 166764100 2004-04-28 S
Report on Health and Environmental Initiatives in Ecuador
Against Against

Levco Equity Value Fund
ChevronTexaco Corp. CVX 166764100 2004-04-28 S
Report on Renewable Energy
Against Against

Levco Equity Value Fund
CIGNA Corp. CI 125509109 2004-04-28 M
Elect Director Robert H. Campbell
For For

Levco Equity Value Fund
CIGNA Corp. CI 125509109 2004-04-28 M
Elect Director Jane E. Henney, M.D.
For For

Levco Equity Value Fund
CIGNA Corp. CI 125509109 2004-04-28 M
Elect Director Charles R. Shoemate
For For

Levco Equity Value Fund
CIGNA Corp. CI 125509109 2004-04-28 M
Elect Director Louis W. Sullivan, M.D.
For For

Levco Equity Value Fund
CIGNA Corp. CI 125509109 2004-04-28 M
Ratify Auditors
For For

Levco Equity Value Fund
Citigroup Inc. C 172967101 4/20/2004 M
Election of Directors
For For

Levco Equity Value Fund
Citigroup Inc. C 172967101 4/20/2004 M
Ratify Appointment of Independent Auditors
For For

Levco Equity Value Fund
Citigroup Inc. C 172967101 4/20/2004 S
S/H Proposal - Corporate Governance
Against Against

Levco Equity Value Fund
Citigroup Inc. C 172967101 4/20/2004 S
S/H Proposal - Political/Government
Against Against

Levco Equity Value Fund
Citigroup Inc. C 172967101 4/20/2004 S
S/H Proposal - Corporate Governance
Against Against

Levco Equity Value Fund
Citigroup Inc. C 172967101 4/20/2004 S
S/H Proposal - Board Of Directors
Against Against

Levco Equity Value Fund
Colgate-Palmolive Co. CL 194162103 2004-05-07 M
Elect Director Jill K. Conway
For For

Levco Equity Value Fund
Colgate-Palmolive Co. CL 194162103 2004-05-07 M
Elect Director Ronald E. Ferguson
For For

Levco Equity Value Fund
Colgate-Palmolive Co. CL 194162103 2004-05-07 M
Elect Director Carlos M. Gutierrez
For For

Levco Equity Value Fund
Colgate-Palmolive Co. CL 194162103 2004-05-07 M
Elect Director Ellen M. Hancock
For For

Levco Equity Value Fund
Colgate-Palmolive Co. CL 194162103 2004-05-07 M
Elect Director David W. Johnson
For For

Levco Equity Value Fund
Colgate-Palmolive Co. CL 194162103 2004-05-07 M
Elect Director Richard J. Kogan
For For

Levco Equity Value Fund
Colgate-Palmolive Co. CL 194162103 2004-05-07 M
Elect Director Delano E. Lewis
For For

Levco Equity Value Fund
Colgate-Palmolive Co. CL 194162103 2004-05-07 M
Elect Director Reuben Mark
For For

Levco Equity Value Fund
Colgate-Palmolive Co. CL 194162103 2004-05-07 M
Elect Director Elizabeth A. Monrad
For For

Levco Equity Value Fund
Colgate-Palmolive Co. CL 194162103 2004-05-07 M
Ratify Auditors
For For

Levco Equity Value Fund
Colgate-Palmolive Co. CL 194162103 2004-05-07 M
Approve Executive Incentive Bonus Plan
For For

Levco Equity Value Fund
Colgate-Palmolive Co. CL 194162103 2004-05-07 S
Submit Severance Agreement (Change-in-Control) to Shareholder Vote
Against For

Levco Equity Value Fund
Colgate-Palmolive Co. CL 194162103 2004-05-07 S
Adopt ILO Based Code of Conduct
Against Against

Levco Equity Value Fund
Colgate-Palmolive Co. CL 194162103 2004-05-07 S
Separate Chairman and CEO Positions
Against For

Levco Equity Value Fund
Cooper Cameron Corp. CAM 216640102 2004-05-13 M
Elect Director Lamar Norsworthy
For For

Levco Equity Value Fund
Cooper Cameron Corp. CAM 216640102 2004-05-13 M
Elect Director Michael E. Patrick
For For

Levco Equity Value Fund
Cooper Cameron Corp. CAM 216640102 2004-05-13 M
Ratify Auditors
For For

Levco Equity Value Fund
Cooper Cameron Corp. CAM 216640102 2004-05-13 S
Prepare Sustainability Report
Against For

Levco Equity Value Fund
CSX Corp. CSX 126408103 2004-05-05 M
Elect Director E.E. Bailey
For For

Levco Equity Value Fund
CSX Corp. CSX 126408103 2004-05-05 M
Elect Director R.L. Burrus, Jr.
For For

Levco Equity Value Fund
CSX Corp. CSX 126408103 2004-05-05 M
Elect Director E.J. Kelly, III
For For

Levco Equity Value Fund
CSX Corp. CSX 126408103 2004-05-05 M
Elect Director R.D. Kunisch
For For

Levco Equity Value Fund
CSX Corp. CSX 126408103 2004-05-05 M
Elect Director S.J. Morcott
For For

Levco Equity Value Fund
CSX Corp. CSX 126408103 2004-05-05 M
Elect Director D.M. Ratcliffe
For For

Levco Equity Value Fund
CSX Corp. CSX 126408103 2004-05-05 M
Elect Director C.E. Rice
For For

Levco Equity Value Fund
CSX Corp. CSX 126408103 2004-05-05 M
Elect Director W.C. Richardson
For For

Levco Equity Value Fund
CSX Corp. CSX 126408103 2004-05-05 M
Elect Director F.S. Royal, M.D.
For For

Levco Equity Value Fund
CSX Corp. CSX 126408103 2004-05-05 M
Elect Director D.J. Shepard
For For

Levco Equity Value Fund
CSX Corp. CSX 126408103 2004-05-05 M
Elect Director M.J. Ward
For For

Levco Equity Value Fund
CSX Corp. CSX 126408103 2004-05-05 M
Ratify Auditors
For For

Levco Equity Value Fund
CSX Corp. CSX 126408103 2004-05-05 S
Limit Executive Compensation
Against Against

Levco Equity Value Fund
CSX Corp. CSX 126408103 2004-05-05 S
Submit Shareholder Rights Plan (Poison Pill) to Shareholder Vote
Against For

Levco Equity Value Fund
CSX Corp. CSX 126408103 2004-05-05 S
Limit Awards to Executives
Against For

Levco Equity Value Fund
Delphi Corporation DPH 247126105 5/6/2004 M
Election of Directors
For Withheld

Levco Equity Value Fund
Delphi Corporation DPH 247126105 5/6/2004 M
Ratify Appointment of Independent Auditors
For For

Levco Equity Value Fund
Delphi Corporation DPH 247126105 5/6/2004 M
Adopt Incentive Stock Option Plan
For For

Levco Equity Value Fund
Delphi Corporation DPH 247126105 5/6/2004 M
Adopt Omnibus Stock Option Plan
For For

Levco Equity Value Fund
Delphi Corporation DPH 247126105 5/6/2004 S
S/H Proposal - Rescind or Allow Shareholder to Ratify Poison Pill
Against For

Levco Equity Value Fund
Delphi Corporation DPH 247126105 5/6/2004 S
S/H Proposal - Report on Employees Earning over $100,000
Against For

Levco Equity Value Fund
Delphi Corporation DPH 247126105 5/6/2004 S
Miscellaneous Shareholder Proposal
Against For

Levco Equity Value Fund
E.I. Du Pont De Nemours & Co. DD 263534109 2004-04-28 M
Elect Director Alain J. P. Belda
For For

Levco Equity Value Fund
E.I. Du Pont De Nemours & Co. DD 263534109 2004-04-28 M
Elect Director Richard H. Brown
For For

Levco Equity Value Fund
E.I. Du Pont De Nemours & Co. DD 263534109 2004-04-28 M
Elect Director Curtis J. Crawford
For For

Levco Equity Value Fund
E.I. Du Pont De Nemours & Co. DD 263534109 2004-04-28 M
Elect Director John T. Dillon
For For

Levco Equity Value Fund
E.I. Du Pont De Nemours & Co. DD 263534109 2004-04-28 M
Elect Director Louisa C. Duemling
For For

Levco Equity Value Fund
E.I. Du Pont De Nemours & Co. DD 263534109 2004-04-28 M
Elect Director Charles O. Holliday, Jr.
For For

Levco Equity Value Fund
E.I. Du Pont De Nemours & Co. DD 263534109 2004-04-28 M
Elect Director Deborah C. Hopkins
For For

Levco Equity Value Fund
E.I. Du Pont De Nemours & Co. DD 263534109 2004-04-28 M
Elect Director Lois D. Juliber
For For

Levco Equity Value Fund
E.I. Du Pont De Nemours & Co. DD 263534109 2004-04-28 M
Elect Director Masahisa Naitoh
For For

Levco Equity Value Fund
E.I. Du Pont De Nemours & Co. DD 263534109 2004-04-28 M
Elect Director William K. Reilly
For For

Levco Equity Value Fund
E.I. Du Pont De Nemours & Co. DD 263534109 2004-04-28 M
Elect Director H. Rodney Sharp, III
For For

Levco Equity Value Fund
E.I. Du Pont De Nemours & Co. DD 263534109 2004-04-28 M
Elect Director Charles M. Vest
For For

Levco Equity Value Fund
E.I. Du Pont De Nemours & Co. DD 263534109 2004-04-28 M
Ratify Auditors
For For

Levco Equity Value Fund
E.I. Du Pont De Nemours & Co. DD 263534109 2004-04-28 S
Report on Executive Ties to Government
Against Against

Levco Equity Value Fund
E.I. Du Pont De Nemours & Co. DD 263534109 2004-04-28 S
Adopt and Report on a Code of Corporate Conduct
Against Against

Levco Equity Value Fund
E.I. Du Pont De Nemours & Co. DD 263534109 2004-04-28 S
Limit Executive Compensation
Against Against

Levco Equity Value Fund
Entergy Corp. ETR 29364G103 2004-05-14 M
Elect Director Maureen Scannell Bateman
For For

Levco Equity Value Fund
Entergy Corp. ETR 29364G103 2004-05-14 M
Elect Director W. Frank Blount
For For

Levco Equity Value Fund
Entergy Corp. ETR 29364G103 2004-05-14 M
Elect Director Simon D. deBree
For For

Levco Equity Value Fund
Entergy Corp. ETR 29364G103 2004-05-14 M
Elect Director Claiborne P. Deming
For For

Levco Equity Value Fund
Entergy Corp. ETR 29364G103 2004-05-14 M
Elect Director Alexis M. Herman
For For

Levco Equity Value Fund
Entergy Corp. ETR 29364G103 2004-05-14 M
Elect Director Donald C. Hintz
For For

Levco Equity Value Fund
Entergy Corp. ETR 29364G103 2004-05-14 M
Elect Director J. Wayne Leonard
For For

Levco Equity Value Fund
Entergy Corp. ETR 29364G103 2004-05-14 M
Elect Director Robert v.d. Luft
For For

Levco Equity Value Fund
Entergy Corp. ETR 29364G103 2004-05-14 M
Elect Director Kathleen A. Murphy
For For

Levco Equity Value Fund
Entergy Corp. ETR 29364G103 2004-05-14 M
Elect Director Paul W. Murrill
For For

Levco Equity Value Fund
Entergy Corp. ETR 29364G103 2004-05-14 M
Elect Director James R. Nichols
For For

Levco Equity Value Fund
Entergy Corp. ETR 29364G103 2004-05-14 M
Elect Director William A. Percy, II
For For

Levco Equity Value Fund
Entergy Corp. ETR 29364G103 2004-05-14 M
Elect Director Dennis H. Reilley
For For

Levco Equity Value Fund
Entergy Corp. ETR 29364G103 2004-05-14 M
Elect Director Wm. Clifford Smith
For For

Levco Equity Value Fund
Entergy Corp. ETR 29364G103 2004-05-14 M
Elect Director Bismark A. Steinhagen
For For

Levco Equity Value Fund
Entergy Corp. ETR 29364G103 2004-05-14 M
Elect Director Steven V. Wilkinson
For For

Levco Equity Value Fund
Entergy Corp. ETR 29364G103 2004-05-14 M
Ratify Auditors
For For

Levco Equity Value Fund
Entergy Corp. ETR 29364G103 2004-05-14 S
Submit Severance Agreement (Change-in-Control) to Shareholder Vote
Against Against

Levco Equity Value Fund
Entergy Corp. ETR 29364G103 2004-05-14 S
Restore or Provide for Cumulative Voting
Against Against

Levco Equity Value Fund
Entergy Corp. ETR 29364G103 2004-05-14 S
Prohibit Awards to Executives
Against Against

Levco Equity Value Fund
Exxon Mobil Corp. XOM 30231G102 2004-05-26 M
Elect Director Michael J. Boskin
For For

Levco Equity Value Fund
Exxon Mobil Corp. XOM 30231G102 2004-05-26 M
Elect Director James R. Houghton
For For

Levco Equity Value Fund
Exxon Mobil Corp. XOM 30231G102 2004-05-26 M
Elect Director William R. Howell
For For

Levco Equity Value Fund
Exxon Mobil Corp. XOM 30231G102 2004-05-26 M
Elect Director Reatha Clark King
For For

Levco Equity Value Fund
Exxon Mobil Corp. XOM 30231G102 2004-05-26 M
Elect Director Philip E. Lippincott
For For

Levco Equity Value Fund
Exxon Mobil Corp. XOM 30231G102 2004-05-26 M
Elect Director Harry J. Longwell
For For

Levco Equity Value Fund
Exxon Mobil Corp. XOM 30231G102 2004-05-26 M
Elect Director Henry A. McKinnell, Jr.
For For

Levco Equity Value Fund
Exxon Mobil Corp. XOM 30231G102 2004-05-26 M
Elect Director Marilyn Carlson Nelson
For For

Levco Equity Value Fund
Exxon Mobil Corp. XOM 30231G102 2004-05-26 M
Elect Director Lee R. Raymond
For For

Levco Equity Value Fund
Exxon Mobil Corp. XOM 30231G102 2004-05-26 M
Elect Director Walter V. Shipley
For For

Levco Equity Value Fund
Exxon Mobil Corp. XOM 30231G102 2004-05-26 M
Elect Director Rex W. Tillerson
For For

Levco Equity Value Fund
Exxon Mobil Corp. XOM 30231G102 2004-05-26 M
Ratify Auditors
For For

Levco Equity Value Fund
Exxon Mobil Corp. XOM 30231G102 2004-05-26 M
Approve Non-Employee Director Restricted Stock Plan
For For

Levco Equity Value Fund
Exxon Mobil Corp. XOM 30231G102 2004-05-26 S
Affirm Political Nonpartisanship
Against Against

Levco Equity Value Fund
Exxon Mobil Corp. XOM 30231G102 2004-05-26 S
Report on Political Contributions/Activities
Against Against

Levco Equity Value Fund
Exxon Mobil Corp. XOM 30231G102 2004-05-26 S
Report on Equatorial Guinea
Against Against

Levco Equity Value Fund
Exxon Mobil Corp. XOM 30231G102 2004-05-26 S
Separate Chairman and CEO Positions
Against Against

Levco Equity Value Fund
Exxon Mobil Corp. XOM 30231G102 2004-05-26 S
Prohibit Awards to Executives
Against Against

Levco Equity Value Fund
Exxon Mobil Corp. XOM 30231G102 2004-05-26 S
Report on Stock Option Distribution by Race and Gender
Against Against

Levco Equity Value Fund
Exxon Mobil Corp. XOM 30231G102 2004-05-26 S
Amend EEO Statement to Include Reference to Sexual Orientation
Against For

Levco Equity Value Fund
Exxon Mobil Corp. XOM 30231G102 2004-05-26 S
Report on Climate Change Research
Against Against

Levco Equity Value Fund
Federal Home Loan Mortage Corporation FRE 314400301 3/31/2004 M
Election of Directors
For For

Levco Equity Value Fund
Federal Home Loan Mortage Corporation FRE 314400301 3/31/2004 M
Ratify Appointment of Independent Auditors
For For

Levco Equity Value Fund
First Data Corporation FDC 319963104 10/28/2003 M
Approve Merger Agreement
For For

Levco Equity Value Fund
FirstEnergy Corporation FE 337932107 2004-05-18 M
Elect Director Paul T. Addison
For For

Levco Equity Value Fund
FirstEnergy Corporation FE 337932107 2004-05-18 M
Elect Director Ernest J. Novak, Jr.
For For

Levco Equity Value Fund
FirstEnergy Corporation FE 337932107 2004-05-18 M
Elect Director John M. Pietruski
For For

Levco Equity Value Fund
FirstEnergy Corporation FE 337932107 2004-05-18 M
Elect Director Catherine A. Rein
For For

Levco Equity Value Fund
FirstEnergy Corporation FE 337932107 2004-05-18 M
Elect Director Robert C. Savage
For For

Levco Equity Value Fund
FirstEnergy Corporation FE 337932107 2004-05-18 M
Ratify Auditors
For For

Levco Equity Value Fund
FirstEnergy Corporation FE 337932107 2004-05-18 M
Declassify the Board of Directors
For For

Levco Equity Value Fund
FirstEnergy Corporation FE 337932107 2004-05-18 M
Reduce Supermajority Vote Requirement
For For

Levco Equity Value Fund
FirstEnergy Corporation FE 337932107 2004-05-18 M
Approve Deferred Compensation Plan
For For

Levco Equity Value Fund
FirstEnergy Corporation FE 337932107 2004-05-18 M
Approve Deferred Compensation Plan
For For

Levco Equity Value Fund
FirstEnergy Corporation FE 337932107 2004-05-18 S
Expense Stock Options
Against For

Levco Equity Value Fund
FirstEnergy Corporation FE 337932107 2004-05-18 S
Submit Shareholder Rights Plan (Poison Pill) to Shareholder Vote
Against For

Levco Equity Value Fund
FirstEnergy Corporation FE 337932107 2004-05-18 S
Report on Political Contributions/Activities
Against Against

Levco Equity Value Fund
FirstEnergy Corporation FE 337932107 2004-05-18 S
Submit Severance Agreement (Change-in-Control) to Shareholder Vote
Against For

Levco Equity Value Fund
Fleetboston Financial Corporation FBF 339030108 3/17/2004 M
Approve Merger Agreement
For For

Levco Equity Value Fund
Fleetboston Financial Corporation FBF 339030108 3/17/2004 M
Approve Motion to Adjourn Meeting
For Against

Levco Equity Value Fund
FPL Group, Inc. FPL 302571104 2004-05-21 M
Elect Director H. Jesse Arnelle
For For

Levco Equity Value Fund
FPL Group, Inc. FPL 302571104 2004-05-21 M
Elect Director Sherry S. Barrat
For For

Levco Equity Value Fund
FPL Group, Inc. FPL 302571104 2004-05-21 M
Elect Director Robert M. Beall, Ii
For For

Levco Equity Value Fund
FPL Group, Inc. FPL 302571104 2004-05-21 M
Elect Director J. Hyatt Brown
For For

Levco Equity Value Fund
FPL Group, Inc. FPL 302571104 2004-05-21 M
Elect Director James L. Camaren
For For

Levco Equity Value Fund
FPL Group, Inc. FPL 302571104 2004-05-21 M
Elect Director Lewis Hay III
For For

Levco Equity Value Fund
FPL Group, Inc. FPL 302571104 2004-05-21 M
Elect Director Frederic V. Malek
For For

Levco Equity Value Fund
FPL Group, Inc. FPL 302571104 2004-05-21 M
Elect Director Michael H. Thaman
For For

Levco Equity Value Fund
FPL Group, Inc. FPL 302571104 2004-05-21 M
Elect Director Paul R. Tregurtha
For For

Levco Equity Value Fund
FPL Group, Inc. FPL 302571104 2004-05-21 M
Elect Director Frank G. Zarb
For For

Levco Equity Value Fund
FPL Group, Inc. FPL 302571104 2004-05-21 M
Ratify Auditors
For For

Levco Equity Value Fund
FPL Group, Inc. FPL 302571104 2004-05-21 M
Amend Omnibus Stock Plan
For For

Levco Equity Value Fund
FPL Group, Inc. FPL 302571104 2004-05-21 M
Approve Executive Incentive Bonus Plan
For For

Levco Equity Value Fund
FPL Group, Inc. FPL 302571104 2004-05-21 M
Approve Executive Incentive Bonus Plan
For For

Levco Equity Value Fund
FPL Group, Inc. FPL 302571104 2004-05-21 M
Increase Authorized Common Stock
For For

Levco Equity Value Fund
General Electric Company GE 369604103 4/28/2004 M
Elect James I. Cash, Jr.
For For

Levco Equity Value Fund
General Electric Company GE 369604103 4/28/2004 M
Elect Dennis D. Dammerman
For For

Levco Equity Value Fund
General Electric Company GE 369604103 4/28/2004 M
Elect Ann M. Fudge
For For

Levco Equity Value Fund
General Electric Company GE 369604103 4/28/2004 M
Elect Claudio X. Gonzalez
For Withheld

Levco Equity Value Fund
General Electric Company GE 369604103 4/28/2004 M
Elect Jeffrey R. Immelt
For For

Levco Equity Value Fund
General Electric Company GE 369604103 4/28/2004 M
Elect Andrea Jung
For For

Levco Equity Value Fund
General Electric Company GE 369604103 4/28/2004 M
Elect Alan G. Lafley
For For

Levco Equity Value Fund
General Electric Company GE 369604103 4/28/2004 M
Elect Kenneth G. Langone
For For

Levco Equity Value Fund
General Electric Company GE 369604103 4/28/2004 M
Elect Ralph S. Larsen
For For

Levco Equity Value Fund
General Electric Company GE 369604103 4/28/2004 M
Elect Rochelle B. Lazarus
For For

Levco Equity Value Fund
General Electric Company GE 369604103 4/28/2004 M
Elect Sam Nunn
For For

Levco Equity Value Fund
General Electric Company GE 369604103 4/28/2004 M
Elect Roger S. Penske
For For

Levco Equity Value Fund
General Electric Company GE 369604103 4/28/2004 M
Elect Robert J. Swieringa
For For

Levco Equity Value Fund
General Electric Company GE 369604103 4/28/2004 M
Elect Douglas A. Warner III
For For

Levco Equity Value Fund
General Electric Company GE 369604103 4/28/2004 M
Elect Robert C. Wright
For For

Levco Equity Value Fund
General Electric Company GE 369604103 4/28/2004 M
Ratify Appointment of Independent Auditors
For For

Levco Equity Value Fund
General Electric Company GE 369604103 4/28/2004 M
Adopt/Amend Executive Incentive Bonus Plan
For For

Levco Equity Value Fund
General Electric Company GE 369604103 4/28/2004 S
S/H Proposal - Adopt Cululative Voting
Against Against

Levco Equity Value Fund
General Electric Company GE 369604103 4/28/2004 S
S/H Proposal - Animal Rights
Against Against

Levco Equity Value Fund
General Electric Company GE 369604103 4/28/2004 S
S/H Proposal - Opt Out of Anti-Takeover Statute
Against Against

Levco Equity Value Fund
General Electric Company GE 369604103 4/28/2004 S
S/H Proposal - Health Issues
Against For

Levco Equity Value Fund
General Electric Company GE 369604103 4/28/2004 S
Miscellaneous Shareholder Proposal
Against Against

Levco Equity Value Fund
General Electric Company GE 369604103 4/28/2004 S
Miscellaneous Shareholder Proposal
Against Against

Levco Equity Value Fund
General Electric Company GE 369604103 4/28/2004 S
S/H Proposal - Eliminate Cumulative Voting
Against Against

Levco Equity Value Fund
General Electric Company GE 369604103 4/28/2004 S
S/H Proposal - Rescind or Allow Shareholder to Ratify Poison Pill
Against Against

Levco Equity Value Fund
General Electric Company GE 369604103 4/28/2004 S
S/H Proposal - Limit Compensation
Against Against

Levco Equity Value Fund
General Electric Company GE 369604103 4/28/2004 S
Miscellaneous Shareholder Proposal
Against For

Levco Equity Value Fund
General Electric Company GE 369604103 4/28/2004 S
Miscellaneous Shareholder Proposal
Against Against

Levco Equity Value Fund
General Electric Company GE 369604103 4/28/2004 S
S/H Proposal - Enhance Stock Value VIA Merger/Sale
Against Against

Levco Equity Value Fund
General Electric Company GE 369604103 4/28/2004 S
S/H Proposal - Override CSA Vote Restrictions
Against Against

Levco Equity Value Fund
General Electric Company GE 369604103 4/28/2004 S
S/H Proposal - Require Majority of Directors to be Independent
Against Against

Levco Equity Value Fund
General Electric Company GE 369604103 4/28/2004 S
S/H Proposal - Political/Government
Against Against

Levco Equity Value Fund
General Motors Corporation GMH 370442832 10/3/2003 M
Approve Charter Amendment
For For

Levco Equity Value Fund
General Motors Corporation GMH 370442832 10/3/2003 M
Approve Charter Amendment
For For

Levco Equity Value Fund
General Motors Corporation GMH 370442832 10/3/2003 M
Miscellaneous Corprate Actions
For For

Levco Equity Value Fund
General Motors Corporation GMH 370442832 10/3/2003 M
Authorize Sale of Assets
For For

Levco Equity Value Fund
General Motors Corporation GMH 370442832 10/3/2003 M
Acquisition Agreement
For For

Levco Equity Value Fund
General Motors Corporation GMH 370442832 10/3/2003 M
Amend Bylaw / Charter
For For

Levco Equity Value Fund
H.J. Heinz Company HNZ 423074103 9/12/2003 M
Elect Director W.R. Johnson
For For

Levco Equity Value Fund
H.J. Heinz Company HNZ 423074103 9/12/2003 M
Elect Director C.E. Bunch
For For

Levco Equity Value Fund
H.J. Heinz Company HNZ 423074103 9/13/2003 M
Elect Director M.C. Choksi
For For

Levco Equity Value Fund
H.J. Heinz Company HNZ 423074103 9/14/2003 M
Elect Director L.S. Coleman
For For

Levco Equity Value Fund
H.J. Heinz Company HNZ 423074103 9/15/2003 M
Elect Director P.H. Coors
For For

Levco Equity Value Fund
H.J. Heinz Company HNZ 423074103 9/16/2003 M
Elect Director E.E. Holiday
For For

Levco Equity Value Fund
H.J. Heinz Company HNZ 423074103 9/17/2003 M
Elect Director C.Kendle
For For

Levco Equity Value Fund
H.J. Heinz Company HNZ 423074103 9/18/2003 M
Elect Director D.R. O'Hare
For For

Levco Equity Value Fund
H.J. Heinz Company HNZ 423074103 9/19/2003 M
Elect Director L.C. Swann
For Withhold

Levco Equity Value Fund
H.J. Heinz Company HNZ 423074103 9/20/2003 M
Elect Director T.J. Usher
For For

Levco Equity Value Fund
H.J. Heinz Company HNZ 423074103 9/21/2003 M
Elect Director J.M. Zimmerman
For For

Levco Equity Value Fund
H.J. Heinz Company HNZ 423074103 9/22/2003 M
Ratify Appointment of Independent Auditors
For For

Levco Equity Value Fund
HCA, Inc. HCA 404119109 2004-05-27 M
Elect Director C. Michael Armstrong
For For

Levco Equity Value Fund
HCA, Inc. HCA 404119109 2004-05-27 M
Elect Director Magdalena H. Averhoff, M.D.
For For

Levco Equity Value Fund
HCA, Inc. HCA 404119109 2004-05-27 M
Elect Director Jack O. Bovender, Jr.
For For

Levco Equity Value Fund
HCA, Inc. HCA 404119109 2004-05-27 M
Elect Director Richard M. Bracken
For For

Levco Equity Value Fund
HCA, Inc. HCA 404119109 2004-05-27 M
Elect Director Martin Feldstein
For For

Levco Equity Value Fund
HCA, Inc. HCA 404119109 2004-05-27 M
Elect Director Thomas F. Frist, Jr., M.D.
For For

Levco Equity Value Fund
HCA, Inc. HCA 404119109 2004-05-27 M
Elect Director Frederick W. Gluck
For For

Levco Equity Value Fund
HCA, Inc. HCA 404119109 2004-05-27 M
Elect Director Glenda A. Hatchett
For For

Levco Equity Value Fund
HCA, Inc. HCA 404119109 2004-05-27 M
Elect Director Charles O. Holliday, Jr.
For For

Levco Equity Value Fund
HCA, Inc. HCA 404119109 2004-05-27 M
Elect Director T. Michael Long
For For

Levco Equity Value Fund
HCA, Inc. HCA 404119109 2004-05-27 M
Elect Director John H. McArthur
For For

Levco Equity Value Fund
HCA, Inc. HCA 404119109 2004-05-27 M
Elect Director Kent C. Nelson
For For

Levco Equity Value Fund
HCA, Inc. HCA 404119109 2004-05-27 M
Elect Director Frank S. Royal, M.D.
For For

Levco Equity Value Fund
HCA, Inc. HCA 404119109 2004-05-27 M
Elect Director Harold T. Shapiro
For For

Levco Equity Value Fund
HCA, Inc. HCA 404119109 2004-05-27 M
Ratify Auditors
For For

Levco Equity Value Fund
HCA, Inc. HCA 404119109 2004-05-27 M
Amend Management Stock Purchase Plan
For For

Levco Equity Value Fund
Hewlett-Packard Company HPQ 428236103 3/17/2004 M
Elect L.T. Babbio, Jr.
For for

Levco Equity Value Fund
Hewlett-Packard Company HPQ 428236103 3/17/2004 M
Elect P.C. Dunn
For For

Levco Equity Value Fund
Hewlett-Packard Company HPQ 428236103 3/17/2004 M
Elect C.S. Fiorina
For For

Levco Equity Value Fund
Hewlett-Packard Company HPQ 428236103 3/17/2004 M
Elect R.A. Hackborn
For For

Levco Equity Value Fund
Hewlett-Packard Company HPQ 428236103 3/17/2004 M
Elect G.A. Keyworth II
For For

Levco Equity Value Fund
Hewlett-Packard Company HPQ 428236103 3/17/2004 M
Elect R.E. Knowling, Jr.
For For

Levco Equity Value Fund
Hewlett-Packard Company HPQ 428236103 3/17/2004 M
Elect S.M. Litvack
For Withheld

Levco Equity Value Fund
Hewlett-Packard Company HPQ 428236103 3/17/2004 M
Elect R.L. Ryan
For For

Levco Equity Value Fund
Hewlett-Packard Company HPQ 428236103 3/17/2004 M
Elect L.S. Salhany
For For

Levco Equity Value Fund
Hewlett-Packard Company HPQ 428236103 3/17/2004 M
Ratify Appointment of Independent Auditors
For For

Levco Equity Value Fund
Hewlett-Packard Company HPQ 428236103 3/17/2004 M
Adopt Omnibus Stock Option Plan
For For

Levco Equity Value Fund
Hewlett-Packard Company HPQ 428236103 3/17/2004 S
S/H Proposal - Proxy Process/Statement
Against For

Levco Equity Value Fund
Home Depot, Inc. (The) HD 437076102 2004-05-27 M
Elect Director Gregory D. Brenneman
For For

Levco Equity Value Fund
Home Depot, Inc. (The) HD 437076102 2004-05-27 M
Elect Director Richard H. Brown
For For

Levco Equity Value Fund
Home Depot, Inc. (The) HD 437076102 2004-05-27 M
Elect Director John L. Clendenin
For For

Levco Equity Value Fund
Home Depot, Inc. (The) HD 437076102 2004-05-27 M
Elect Director Berry R. Cox
For For

Levco Equity Value Fund
Home Depot, Inc. (The) HD 437076102 2004-05-27 M
Elect Director Claudio X. Gonzalez
For Withhold

Levco Equity Value Fund
Home Depot, Inc. (The) HD 437076102 2004-05-27 M
Elect Director Milledge A. Hart, III
For For

Levco Equity Value Fund
Home Depot, Inc. (The) HD 437076102 2004-05-27 M
Elect Director Bonnie G. Hill
For For

Levco Equity Value Fund
Home Depot, Inc. (The) HD 437076102 2004-05-27 M
Elect Director Kenneth G. Langone
For For

Levco Equity Value Fund
Home Depot, Inc. (The) HD 437076102 2004-05-27 M
Elect Director Robert L. Nardelli
For For

Levco Equity Value Fund
Home Depot, Inc. (The) HD 437076102 2004-05-27 M
Elect Director Roger S. Penske
For For

Levco Equity Value Fund
Home Depot, Inc. (The) HD 437076102 2004-05-27 M
Ratify Auditors
For For

Levco Equity Value Fund
Home Depot, Inc. (The) HD 437076102 2004-05-27 S
Establish Term Limits for Directors
Against Against

Levco Equity Value Fund
Home Depot, Inc. (The) HD 437076102 2004-05-27 S
Submit Shareholder Rights Plan (Poison Pill) to Shareholder Vote
Against For

Levco Equity Value Fund
Home Depot, Inc. (The) HD 437076102 2004-05-27 S
Performance- Based/Indexed Options
Against For

Levco Equity Value Fund
Home Depot, Inc. (The) HD 437076102 2004-05-27 S
Adopt ILO Based Code of Conduct
Against Against

Levco Equity Value Fund
Home Depot, Inc. (The) HD 437076102 2004-05-27 S
Submit Severance Agreement (Change-in-Control) to Shareholder Vote
Against For

Levco Equity Value Fund
Home Depot, Inc. (The) HD 437076102 2004-05-27 S
Require Affirmative Vote of the Majority of the Shares to Elect Directors Against Against

Levco Equity Value Fund
Honeywell International, Inc. HON 438516106 2004-04-26 M
Elect Director James J. Howard
For For

Levco Equity Value Fund
Honeywell International, Inc. HON 438516106 2004-04-26 M
Elect Director Bruce Karatz
For For

Levco Equity Value Fund
Honeywell International, Inc. HON 438516106 2004-04-26 M
Elect Director Russell E. Palmer
For For

Levco Equity Value Fund
Honeywell International, Inc. HON 438516106 2004-04-26 M
Elect Director Ivan G. Seidenberg
For For

Levco Equity Value Fund
Honeywell International, Inc. HON 438516106 2004-04-26 M
Elect Director Eric K. Shinseki
For For

Levco Equity Value Fund
Honeywell International, Inc. HON 438516106 2004-04-26 M
Ratify Auditors
For For

Levco Equity Value Fund
Honeywell International, Inc. HON 438516106 2004-04-26 S
Declassify the Board of Directors
Against For

Levco Equity Value Fund
Honeywell International, Inc. HON 438516106 2004-04-26 S
Amend Vote Requirements to Amend Articles/Bylaws/Charter
Against For

Levco Equity Value Fund
Honeywell International, Inc. HON 438516106 2004-04-26 S
Submit Severance Agreement (Change-in-Control) to Shareholder Vote
Against For

Levco Equity Value Fund
Honeywell International, Inc. HON 438516106 2004-04-26 S
Report on Pay Disparity
Against Against

Levco Equity Value Fund
Honeywell International, Inc. HON 438516106 2004-04-26 S
Provide for Cumulative Voting
Against For

Levco Equity Value Fund
International Business Machines Corp. IBM 459200101 2004-04-27 M
Elect Director Cathleen Black
For For

Levco Equity Value Fund
International Business Machines Corp. IBM 459200101 2004-04-27 M
Elect Director Kenneth I. Chenault
For For

Levco Equity Value Fund
International Business Machines Corp. IBM 459200101 2004-04-27 M
Elect Director Carlos Ghosn
For For

Levco Equity Value Fund
International Business Machines Corp. IBM 459200101 2004-04-27 M
Elect Director Nannerl O. Keohane
For For

Levco Equity Value Fund
International Business Machines Corp. IBM 459200101 2004-04-27 M
Elect Director Charles F. Knight
For For

Levco Equity Value Fund
International Business Machines Corp. IBM 459200101 2004-04-27 M
Elect Director Lucio A. Noto
For For

Levco Equity Value Fund
International Business Machines Corp. IBM 459200101 2004-04-27 M
Elect Director Samuel J. Palmisano
For For

Levco Equity Value Fund
International Business Machines Corp. IBM 459200101 2004-04-27 M
Elect Director John B. Slaughter
For For

Levco Equity Value Fund
International Business Machines Corp. IBM 459200101 2004-04-27 M
Elect Director Joan E. Spero
For For

Levco Equity Value Fund
International Business Machines Corp. IBM 459200101 2004-04-27 M
Elect Director Sidney Taurel
For For

Levco Equity Value Fund
International Business Machines Corp. IBM 459200101 2004-04-27 M
Elect Director Charles M. Vest
For For

Levco Equity Value Fund
International Business Machines Corp. IBM 459200101 2004-04-27 M
Elect Director Lorenzo H. Zambrano
For For

Levco Equity Value Fund
International Business Machines Corp. IBM 459200101 2004-04-27 M
Ratify Auditors
For For

Levco Equity Value Fund
International Business Machines Corp. IBM 459200101 2004-04-27 M
Ratify Auditors for the Company's Business Consulting Services Unit
For For

Levco Equity Value Fund
International Business Machines Corp. IBM 459200101 2004-04-27 M
Approve Executive Incentive Bonus Plan
For For

Levco Equity Value Fund
International Business Machines Corp. IBM 459200101 2004-04-27 S
Provide for Cumulative Voting
Against For

Levco Equity Value Fund
International Business Machines Corp. IBM 459200101 2004-04-27 S
Amend Pension and Retirement Medical Insurance Plans
Against Against

Levco Equity Value Fund
International Business Machines Corp. IBM 459200101 2004-04-27 S
Submit Executive Compensation to Vote
Against For

Levco Equity Value Fund
International Business Machines Corp. IBM 459200101 2004-04-27 S
Expense Stock Options
Against For

Levco Equity Value Fund
International Business Machines Corp. IBM 459200101 2004-04-27 S
Limit Awards to Executives
Against Against

Levco Equity Value Fund
International Business Machines Corp. IBM 459200101 2004-04-27 S
China Principles
Against Against

Levco Equity Value Fund
International Business Machines Corp. IBM 459200101 2004-04-27 S
Report on Political Contributions/Activities
Against Against

Levco Equity Value Fund
International Business Machines Corp. IBM 459200101 2004-04-27 S
Report on Executive Compensation
Against Against

Levco Equity Value Fund
ITT Industries, Inc. ITT 450911102 2004-05-11 M
Ratify Auditors
For For

Levco Equity Value Fund
ITT Industries, Inc. ITT 450911102 2004-05-11 M
Elect Director Louis J. Giuliano
For For

Levco Equity Value Fund
ITT Industries, Inc. ITT 450911102 2004-05-11 M
Elect Director Curtis J. Crawford
For For

Levco Equity Value Fund
ITT Industries, Inc. ITT 450911102 2004-05-11 M
Elect Director Christina A. Gold
For For

Levco Equity Value Fund
ITT Industries, Inc. ITT 450911102 2004-05-11 M
Elect Director Ralph F. Hake
For For

Levco Equity Value Fund
ITT Industries, Inc. ITT 450911102 2004-05-11 M
Elect Director John J. Hamre
For For

Levco Equity Value Fund
ITT Industries, Inc. ITT 450911102 2004-05-11 M
Elect Director Raymond W. LeBoeuf
For For

Levco Equity Value Fund
ITT Industries, Inc. ITT 450911102 2004-05-11 M
Elect Director Frank T. MacInnis
For For

Levco Equity Value Fund
ITT Industries, Inc. ITT 450911102 2004-05-11 M
Elect Director Linda S. Sanford
For For

Levco Equity Value Fund
ITT Industries, Inc. ITT 450911102 2004-05-11 M
Elect Director Markos I. Tambakeras
For For

Levco Equity Value Fund
John Hancock Financial Services, Inc. JHF 41014S106 2/24/2004 M
Approve Merger Agreement
For For

Levco Equity Value Fund
Johnson & Johnson JNJ 478160104 4/22/2004 M
Election of Directors
For For

Levco Equity Value Fund
Johnson & Johnson JNJ 478160104 4/22/2004 M
Ratify Appointment of Independent Auditors
For For

Levco Equity Value Fund
Johnson & Johnson JNJ 478160104 4/22/2004 S
S/H Proposal - Establish Nominating Committee
Against Against

Levco Equity Value Fund
JP Morgan Chase & Co. JPM 46625H100 2004-05-25 M
Approve Merger Agreement
For For

Levco Equity Value Fund
JP Morgan Chase & Co. JPM 46625H100 2004-05-25 M
Elect Director Hans W. Becherer
For For

Levco Equity Value Fund
JP Morgan Chase & Co. JPM 46625H100 2004-05-25 M
Elect Director Frank A. Bennack, Jr.
For For

Levco Equity Value Fund
JP Morgan Chase & Co. JPM 46625H100 2004-05-25 M
Elect Director John H. Biggs
For For

Levco Equity Value Fund
JP Morgan Chase & Co. JPM 46625H100 2004-05-25 M
Elect Director Lawrence A. Bossidy
For For

Levco Equity Value Fund
JP Morgan Chase & Co. JPM 46625H100 2004-05-25 M
Elect Director Ellen V. Futter
For For

Levco Equity Value Fund
JP Morgan Chase & Co. JPM 46625H100 2004-05-25 M
Elect Director William H. Gray, III
For For

Levco Equity Value Fund
JP Morgan Chase & Co. JPM 46625H100 2004-05-25 M
Elect Director William B. Harrison, Jr
For For

Levco Equity Value Fund
JP Morgan Chase & Co. JPM 46625H100 2004-05-25 M
Elect Director Helene L. Kaplan
For For

Levco Equity Value Fund
JP Morgan Chase & Co. JPM 46625H100 2004-05-25 M
Elect Director Lee R. Raymond
For For

Levco Equity Value Fund
JP Morgan Chase & Co. JPM 46625H100 2004-05-25 M
Elect Director John R. Stafford
For For

Levco Equity Value Fund
JP Morgan Chase & Co. JPM 46625H100 2004-05-25 M
Ratify Auditors
For For

Levco Equity Value Fund
JP Morgan Chase & Co. JPM 46625H100 2004-05-25 M
Amend Executive Incentive Bonus Plan
For For

Levco Equity Value Fund
JP Morgan Chase & Co. JPM 46625H100 2004-05-25 M
Adjourn Meeting
For Against

Levco Equity Value Fund
JP Morgan Chase & Co. JPM 46625H100 2004-05-25 S
Establish Term Limits for Directors
Against Against

Levco Equity Value Fund
JP Morgan Chase & Co. JPM 46625H100 2004-05-25 S
Charitable Contributions
Against Against

Levco Equity Value Fund
JP Morgan Chase & Co. JPM 46625H100 2004-05-25 S
Political Contributions
Against Against

Levco Equity Value Fund
JP Morgan Chase & Co. JPM 46625H100 2004-05-25 S
Separate Chairman and CEO Positions
Against For

Levco Equity Value Fund
JP Morgan Chase & Co. JPM 46625H100 2004-05-25 S
Provide Adequate Disclosure for over the counter Derivatives
Against Against

Levco Equity Value Fund
JP Morgan Chase & Co. JPM 46625H100 2004-05-25 S
Auditor Independence
Against Against

Levco Equity Value Fund
JP Morgan Chase & Co. JPM 46625H100 2004-05-25 S
Submit Non-Employee Director Compensation to Vote
Against Against

Levco Equity Value Fund
JP Morgan Chase & Co. JPM 46625H100 2004-05-25 S
Report on Pay Disparity
Against Against

Levco Equity Value Fund
Limited Brands LTD 532716107 2004-05-17 M
Elect Director Eugene M. Freedman
For For

Levco Equity Value Fund
Limited Brands LTD 532716107 2004-05-17 M
Elect Director V. Ann Hailey
For For

Levco Equity Value Fund
Limited Brands LTD 532716107 2004-05-17 M
Elect Director David T. Kollat
For For

Levco Equity Value Fund
Limited Brands LTD 532716107 2004-05-17 M
Elect Director Leslie H. Wexner
For For

Levco Equity Value Fund
Limited Brands LTD 532716107 2004-05-17 M
Amend Omnibus Stock Plan
For For

Levco Equity Value Fund
Lockheed Martin Corporation LMT 539830109 4/22/2004 M
Elect E.C. "Pete" Aldridge, Jr.
For For

Levco Equity Value Fund
Lockheed Martin Corporation LMT 539830109 4/22/2004 M
Elect Nolan D. Archibald
For For

Levco Equity Value Fund
Lockheed Martin Corporation LMT 539830109 4/22/2004 M
Elect Norman R. Augustine
For Withheld

Levco Equity Value Fund
Lockheed Martin Corporation LMT 539830109 4/22/2004 M
Elect Marcus C. Bennett
For For

Levco Equity Value Fund
Lockheed Martin Corporation LMT 539830109 4/22/2004 M
Elect Vance D. Coffman
For For

Levco Equity Value Fund
Lockheed Martin Corporation LMT 539830109 4/22/2004 M
Elect Gwendolyn S. King
For For

Levco Equity Value Fund
Lockheed Martin Corporation LMT 539830109 4/22/2004 M
Elect Douglas H. McCorkindale
For For

Levco Equity Value Fund
Lockheed Martin Corporation LMT 539830109 4/22/2004 M
Elect Eugene F. Murphy
For For

Levco Equity Value Fund
Lockheed Martin Corporation LMT 539830109 4/22/2004 M
Elect Jospeh W. Ralston
For Withheld

Levco Equity Value Fund
Lockheed Martin Corporation LMT 539830109 4/22/2004 M
Elect Frank Savage
For For

Levco Equity Value Fund
Lockheed Martin Corporation LMT 539830109 4/22/2004 M
Elect Anne Stevens
For For

Levco Equity Value Fund
Lockheed Martin Corporation LMT 539830109 4/22/2004 M
Elect Robert J. Stevens
For For

Levco Equity Value Fund
Lockheed Martin Corporation LMT 539830109 4/22/2004 M
Elect James R. Ukropina
For For

Levco Equity Value Fund
Lockheed Martin Corporation LMT 539830109 4/22/2004 M
Elect Douglas C. Yearley
For For

Levco Equity Value Fund
Lockheed Martin Corporation LMT 539830109 4/22/2004 M
Ratify Appointment of Independent Auditors
For For

Levco Equity Value Fund
Lockheed Martin Corporation LMT 539830109 4/22/2004 S
S/H Proposal - Political/Government
Against Against

Levco Equity Value Fund
Lockheed Martin Corporation LMT 539830109 4/22/2004 S
S/H Proposal - Rescind or Allow Shareholder to Ratify Poison Pill
Against Against

Levco Equity Value Fund
Lockheed Martin Corporation LMT 539830109 4/22/2004 S
S/H Proposal - Restore Preemptive Rights
Against Against

Levco Equity Value Fund
Lockheed Martin Corporation LMT 539830109 4/22/2004 S
S/H Proposal - Political/Government
Against Against

Levco Equity Value Fund
Microsoft Corporation MSFT 594918104 11/11/2003 M
Election of Directors
For For

Levco Equity Value Fund
Microsoft Corporation MSFT 594918104 11/11/2003 M
Amend Omnibus Stock Plan
For For

Levco Equity Value Fund
Microsoft Corporation MSFT 594918104 11/11/2003 M
Amend Non-Employee Director Plan
For For

Levco Equity Value Fund
Microsoft Corporation MSFT 594918104 11/11/2003 S
Miscellaneous Shareholder Proposal
Against Against

Levco Equity Value Fund
Morgan Stanley MWD 617446448 4/20/2004 M
Election of Directors
For For

Levco Equity Value Fund
Morgan Stanley MWD 617446448 4/20/2004 M
Ratify Appointment of Independent Auditors
For For

Levco Equity Value Fund
Morgan Stanley MWD 617446448 4/20/2004 S
S/H Proposal - Report on Employees Earning over $100,000
Against For

Levco Equity Value Fund
Morgan Stanley MWD 617446448 4/20/2004 S
S/H Proposal - Put Golden Parachute to Shareholder Vote
Against For

Levco Equity Value Fund
Morgan Stanley MWD 617446448 4/20/2004 S
Miscellaneous Shareholder Proposal
Against Against

Levco Equity Value Fund
Newell Rubbermaid Inc. NWL 651229106 2004-05-12 M
Elect Director Scott S. Cowen
For For

Levco Equity Value Fund
Newell Rubbermaid Inc. NWL 651229106 2004-05-12 M
Elect Director Cynthia A. Montgomery
For For

Levco Equity Value Fund
Newell Rubbermaid Inc. NWL 651229106 2004-05-12 M
Elect Director Allan P. Newell
For For

Levco Equity Value Fund
Newell Rubbermaid Inc. NWL 651229106 2004-05-12 M
Elect Director Gordon R. Sullivan
For For

Levco Equity Value Fund
Newell Rubbermaid Inc. NWL 651229106 2004-05-12 M
Ratify Auditors
For For

Levco Equity Value Fund
Northrop Grumman Corp. NOC 666807102 2004-05-18 M
Elect Director Lewis W. Coleman
For For

Levco Equity Value Fund
Northrop Grumman Corp. NOC 666807102 2004-05-18 M
Elect Director J. Michael Cook
For For

Levco Equity Value Fund
Northrop Grumman Corp. NOC 666807102 2004-05-18 M
Elect Director Philip A. Odeen
For For

Levco Equity Value Fund
Northrop Grumman Corp. NOC 666807102 2004-05-18 M
Elect Director Aulana L. Peters
For For

Levco Equity Value Fund
Northrop Grumman Corp. NOC 666807102 2004-05-18 M
Elect Director Kevin W. Sharer
For For

Levco Equity Value Fund
Northrop Grumman Corp. NOC 666807102 2004-05-18 M
Ratify Auditors
For For

Levco Equity Value Fund
Northrop Grumman Corp. NOC 666807102 2004-05-18 S
Develop Ethical Criteria for Military Contracts
Against Against

Levco Equity Value Fund
Northrop Grumman Corp. NOC 666807102 2004-05-18 S
Declassify the Board of Directors
Against For

Levco Equity Value Fund
Oracle Corporation ORCL 68389X105 10/13/2003 M
Election of Directors
For For

Levco Equity Value Fund
Oracle Corporation ORCL 68389X106 10/13/2003 M
Adopt Omnibus Stock Option Plan
For For

Levco Equity Value Fund
Oracle Corporation ORCL 68389X107 10/13/2003 M
Ratify Appointment of Independent Auditors
For For

Levco Equity Value Fund
Oracle Corporation ORCL 68389X108 10/13/2003 M
Adopt Omnibus Stock Option Plan
For For

Levco Equity Value Fund
Oracle Corporation ORCL 68389X109 10/13/2003 S
Miscellaneous Shareholder Proposal
Against Against

Levco Equity Value Fund
Oxford Health Plans, Inc. OHP 691471106 2004-06-02 M
Elect Director Kent J. Thirty
For For

Levco Equity Value Fund
Oxford Health Plans, Inc. OHP 691471106 2004-06-02 M
Elect Director B.H. Safirstein, M.D.
For Withhold

Levco Equity Value Fund
Oxford Health Plans, Inc. OHP 691471106 2004-06-02 M
Ratify Auditors
For For

Levco Equity Value Fund
Oxford Health Plans, Inc. OHP 691471106 2004-06-02 S
Divest from Tobacco Equities
Against Against

Levco Equity Value Fund
PepsiCo, Inc. PEP 713448108 2004-05-05 M
Elect Director John F. Akers
For For

Levco Equity Value Fund
PepsiCo, Inc. PEP 713448108 2004-05-05 M
Elect Director Robert E. Allen
For For

Levco Equity Value Fund
PepsiCo, Inc. PEP 713448108 2004-05-05 M
Elect Director Ray L. Hunt
For For

Levco Equity Value Fund
PepsiCo, Inc. PEP 713448108 2004-05-05 M
Elect Director Arthur C. Martinez
For For

Levco Equity Value Fund
PepsiCo, Inc. PEP 713448108 2004-05-05 M
Elect Director Indra K. Nooyi
For For

Levco Equity Value Fund
PepsiCo, Inc. PEP 713448108 2004-05-05 M
Elect Director Franklin D. Raines
For For

Levco Equity Value Fund
PepsiCo, Inc. PEP 713448108 2004-05-05 M
Elect Director Steven S. Reinemund
For For

Levco Equity Value Fund
PepsiCo, Inc. PEP 713448108 2004-05-05 M
Elect Director Sharon Percy Rockefeller
For For

Levco Equity Value Fund
PepsiCo, Inc. PEP 713448108 2004-05-05 M
Elect Director James J. Schiro
For For

Levco Equity Value Fund
PepsiCo, Inc. PEP 713448108 2004-05-05 M
Elect Director Franklin A. Thomas
For For

Levco Equity Value Fund
PepsiCo, Inc. PEP 713448108 2004-05-05 M
Elect Director Cynthia M. Trudell
For For

Levco Equity Value Fund
PepsiCo, Inc. PEP 713448108 2004-05-05 M
Elect Director Solomon D. Trujillo
For For

Levco Equity Value Fund
PepsiCo, Inc. PEP 713448108 2004-05-05 M
Elect Director Daniel Vasella
For For

Levco Equity Value Fund
PepsiCo, Inc. PEP 713448108 2004-05-05 M
Ratify Auditors
For For

Levco Equity Value Fund
PepsiCo, Inc. PEP 713448108 2004-05-05 M
Approve Executive Incentive Bonus Plan
For For

Levco Equity Value Fund
PepsiCo, Inc. PEP 713448108 2004-05-05 S
Report on Political Contributions/Activities
Against Against

Levco Equity Value Fund
PepsiCo, Inc. PEP 713448108 2004-05-05 S
Report on Operational Impact of HIV/AIDS, TB, and Malaria Pandemic
Against Against

Levco Equity Value Fund
Pfizer Inc. PFE 717081103 4/22/2004 M
Election of Directors
For For

Levco Equity Value Fund
Pfizer Inc. PFE 717081103 4/22/2004 M
Ratify Appointment of Independent Auditors
For For

Levco Equity Value Fund
Pfizer Inc. PFE 717081103 4/22/2004 M
Adopt Stock Option Plan
For For

Levco Equity Value Fund
Pfizer Inc. PFE 717081103 4/22/2004 S
S/H Proposal - Health Issues
Against Against

Levco Equity Value Fund
Pfizer Inc. PFE 717081103 4/22/2004 S
S/H Proposal - Political/Government
Against Against

Levco Equity Value Fund
Pfizer Inc. PFE 717081103 4/22/2004 S
S/H Proposal - Political/Government
Against Against

Levco Equity Value Fund
Pfizer Inc. PFE 717081103 4/22/2004 S
S/H Proposal - Board Of Directors
Against Against

Levco Equity Value Fund
Pfizer Inc. PFE 717081103 4/22/2004 S
Miscellaneous Shareholder Proposal
Against Against

Levco Equity Value Fund
Pfizer Inc. PFE 717081103 4/22/2004 S
S/H Proposal - Form Shareholder Advisory Committee
Against Against

Levco Equity Value Fund
Pfizer Inc. PFE 717081103 4/22/2004 S
S/H Proposal - Health Issues
Against Against

Levco Equity Value Fund
Pitney Bowes Inc. PBI 724479100 2004-05-10 M
Elect Director Linda G. Alvarado
For For

Levco Equity Value Fund
Pitney Bowes Inc. PBI 724479100 2004-05-10 M
Elect Director Ernie Green
For For

Levco Equity Value Fund
Pitney Bowes Inc. PBI 724479100 2004-05-10 M
Elect Director John S. McFarlane
For For

Levco Equity Value Fund
Pitney Bowes Inc. PBI 724479100 2004-05-10 M
Elect Director Eduardo R. Menasce
For For

Levco Equity Value Fund
Pitney Bowes Inc. PBI 724479100 2004-05-10 M
Ratify Auditors
For For

Levco Equity Value Fund
Pitney Bowes Inc. PBI 724479100 2004-05-10 S
Report on Political Contributions/Activities
Against Against

Levco Equity Value Fund
PNC Financial Services Group, Inc. PNC 693475105 2004-04-27 M
Elect Director Paul Chellgren
For For

Levco Equity Value Fund
PNC Financial Services Group, Inc. PNC 693475105 2004-04-27 M
Elect Director Robert Clay
For For

Levco Equity Value Fund
PNC Financial Services Group, Inc. PNC 693475105 2004-04-27 M
Elect Director J. Gary Cooper
For For

Levco Equity Value Fund
PNC Financial Services Group, Inc. PNC 693475105 2004-04-27 M
Elect Director George Davidson, Jr.
For For

Levco Equity Value Fund
PNC Financial Services Group, Inc. PNC 693475105 2004-04-27 M
Elect Director Richard Kelson
For Withhold

Levco Equity Value Fund
PNC Financial Services Group, Inc. PNC 693475105 2004-04-27 M
Elect Director Bruce Lindsay
For For

Levco Equity Value Fund
PNC Financial Services Group, Inc. PNC 693475105 2004-04-27 M
Elect Director Anthony Massaro
For For

Levco Equity Value Fund
PNC Financial Services Group, Inc. PNC 693475105 2004-04-27 M
Elect Director Thomas O'Brien
For For

Levco Equity Value Fund
PNC Financial Services Group, Inc. PNC 693475105 2004-04-27 M
Elect Director Jane Pepper
For For

Levco Equity Value Fund
PNC Financial Services Group, Inc. PNC 693475105 2004-04-27 M
Elect Director James Rohr
For For

Levco Equity Value Fund
PNC Financial Services Group, Inc. PNC 693475105 2004-04-27 M
Elect Director Lorene Steffes
For For

Levco Equity Value Fund
PNC Financial Services Group, Inc. PNC 693475105 2004-04-27 M
Elect Director Dennis Strigl
For For

Levco Equity Value Fund
PNC Financial Services Group, Inc. PNC 693475105 2004-04-27 M
Elect Director Stephen Thieke
For For

Levco Equity Value Fund
PNC Financial Services Group, Inc. PNC 693475105 2004-04-27 M
Elect Director Thomas Usher
For For

Levco Equity Value Fund
PNC Financial Services Group, Inc. PNC 693475105 2004-04-27 M
Elect Director Milton Washington
For For

Levco Equity Value Fund
PNC Financial Services Group, Inc. PNC 693475105 2004-04-27 M
Elect Director Helge Wehmeier
For For

Levco Equity Value Fund
Proctor & Gamble Company PG 742718109 10/14/2003 M
Election of Directors
For For

Levco Equity Value Fund
Proctor & Gamble Company PG 742718109 10/14/2003 M
Ratify Appointment of Independent Auditors
For For

Levco Equity Value Fund
Proctor & Gamble Company PG 742718109 10/14/2003 M
Adopt Omnibus Stock Option Plan
For For

Levco Equity Value Fund
Proctor & Gamble Company PG 742718109 10/14/2003 S
S/H Proposal - Corporate Governance
Against Against

Levco Equity Value Fund
Proctor & Gamble Company PG 742718109 10/14/2003 S
Miscellaneous Shareholder Proposal
Against Against

Levco Equity Value Fund
Sara Lee Corporation SLE 803111103 10/30/2003 M
Election of Directors
For For

Levco Equity Value Fund
Sara Lee Corporation SLE 803111103 10/30/2003 M
Ratify Appointment of Independent Auditors
For For

Levco Equity Value Fund
Sara Lee Corporation SLE 803111103 10/30/2003 S
S/H Proposal - Report on Charitable Donations
Against For

Levco Equity Value Fund
Sara Lee Corporation SLE 803111103 10/30/2003 S
S/H Proposal - Proxy Process/Statement
Against Against

Levco Equity Value Fund
SBC Communications Inc. SBC 78387G103 4/30/2004 M
Election of Directors
For For

Levco Equity Value Fund
SBC Communications Inc. SBC 78387G104 4/30/2004 M
Ratify Appointment of Independent Auditors
For For

Levco Equity Value Fund
SBC Communications Inc. SBC 78387G105 4/30/2004 M
Declassify Board
For For

Levco Equity Value Fund
SBC Communications Inc. SBC 78387G106 4/30/2004 S
S/H Proposal - Health Issues
Against Against

Levco Equity Value Fund
SBC Communications Inc. SBC 78387G107 4/30/2004 S
S/H Proposal - Proxy Process/Statement
Against Against

Levco Equity Value Fund
Target Corporation TGT 87612E106 2004-05-19 M
Elect Director Calvin Darden
For For

Levco Equity Value Fund
Target Corporation TGT 87612E106 2004-05-19 M
Elect Director Michele J. Hooper
For For

Levco Equity Value Fund
Target Corporation TGT 87612E106 2004-05-19 M
Elect Director Anne M. Mulcahy
For For

Levco Equity Value Fund
Target Corporation TGT 87612E106 2004-05-19 M
Elect Director Stephen W. Sanger
For For

Levco Equity Value Fund
Target Corporation TGT 87612E106 2004-05-19 M
Elect Director Warren R. Staley
For For

Levco Equity Value Fund
Target Corporation TGT 87612E106 2004-05-19 M
Ratify Auditors
For For

Levco Equity Value Fund
Target Corporation TGT 87612E106 2004-05-19 M
Amend Omnibus Stock Plan
For For

Levco Equity Value Fund
Textron Inc. TXT 883203101 2004-04-28 M
Elect Director Kathleen M. Bader
For For

Levco Equity Value Fund
Textron Inc. TXT 883203101 2004-04-28 M
Elect Director R. Kerry Clark
For For

Levco Equity Value Fund
Textron Inc. TXT 883203101 2004-04-28 M
Elect Director Ivor J. Evans
For For

Levco Equity Value Fund
Textron Inc. TXT 883203101 2004-04-28 M
Elect Director Lord Powell of Bayswater KCMG
For For

Levco Equity Value Fund
Textron Inc. TXT 883203101 2004-04-28 M
Amend Omnibus Stock Plan
For For

Levco Equity Value Fund
Textron Inc. TXT 883203101 2004-04-28 M
Approve Stock-for-Salary/Bonus Plan
For For

Levco Equity Value Fund
Textron Inc. TXT 883203101 2004-04-28 M
Ratify Auditors
For For

Levco Equity Value Fund
Textron Inc. TXT 883203101 2004-04-28 S
Report on Foreign Weapons Sales
Against Against

Levco Equity Value Fund
Textron Inc. TXT 883203101 2004-04-28 S
Report on Political Contributions/Activities
Against Against

Levco Equity Value Fund
Textron Inc. TXT 883203101 2004-04-28 S
Cease Charitable Contributions
Against Against

Levco Equity Value Fund
The Bank of New York Company, Inc. BK 064057102 4/13/2004 M
Election of Directors
For For

Levco Equity Value Fund
The Bank of New York Company, Inc. BK 064057103 4/13/2004 M
Ratify Appointment of Independent Auditors
For For

Levco Equity Value Fund
The Bank of New York Company, Inc. BK 064057104 4/13/2004 M
Adopt Omnibus Stock Option Plan
For For

Levco Equity Value Fund
The Bank of New York Company, Inc. BK 064057105 4/13/2004 S
S/H Proposal - Political/Government
Against Against

Levco Equity Value Fund
The Bank of New York Company, Inc. BK 064057106 4/13/2004 S
S/H Proposal - Corporate Governance
Against Against

Levco Equity Value Fund
The Bank of New York Company, Inc. BK 064057107 4/13/2004 S
Miscellaneous Shareholder Proposal
Against Against

Levco Equity Value Fund
The Bank of New York Company, Inc. BK 064057108 4/13/2004 S
S/H Proposal - Rescind or Allow Shareholder to Ratify Poison Pill
Against Against

Levco Equity Value Fund
The Dow Chemical Company DOW 260543103 2004-05-13 M
Elect Director Arnold A. Allemang
For For

Levco Equity Value Fund
The Dow Chemical Company DOW 260543103 2004-05-13 M
Elect Director John C. Danforth
For For

Levco Equity Value Fund
The Dow Chemical Company DOW 260543103 2004-05-13 M
Elect Director Jeff M. Fettig
For For

Levco Equity Value Fund
The Dow Chemical Company DOW 260543103 2004-05-13 M
Elect Director Andrew N. Liveris
For For

Levco Equity Value Fund
The Dow Chemical Company DOW 260543103 2004-05-13 M
Elect Director James M. Ringler
For For

Levco Equity Value Fund
The Dow Chemical Company DOW 260543103 2004-05-13 M
Elect Director William S. Stavropoulos
For For

Levco Equity Value Fund
The Dow Chemical Company DOW 260543103 2004-05-13 M
Ratify Auditors
For For

Levco Equity Value Fund
The Dow Chemical Company DOW 260543103 2004-05-13 M
Declassify the Board of Directors
For For

Levco Equity Value Fund
The Dow Chemical Company DOW 260543103 2004-05-13 S
Report on Social Initiatives in Bhopal
Against Against

Levco Equity Value Fund
The Williams Companies, Inc. WMB 969457100 2004-05-20 M
Elect Director Charles M. Lillis
For For

Levco Equity Value Fund
The Williams Companies, Inc. WMB 969457100 2004-05-20 M
Elect Director William G. Lowrie
For For

Levco Equity Value Fund
The Williams Companies, Inc. WMB 969457100 2004-05-20 M
Elect Director Joseph H. Williams
For For

Levco Equity Value Fund
The Williams Companies, Inc. WMB 969457100 2004-05-20 M
Ratify Auditors
For For

Levco Equity Value Fund
The Williams Companies, Inc. WMB 969457100 2004-05-20 S
Limit Awards to Executives
Against Against

Levco Equity Value Fund
Thermo Electron Corp. TMO 883556102 2004-05-18 M
Elect Director Marijn E. Dekkers
For For

Levco Equity Value Fund
Thermo Electron Corp. TMO 883556102 2004-05-18 M
Elect Director Robert A. McCabe
For For

Levco Equity Value Fund
Thermo Electron Corp. TMO 883556102 2004-05-18 M
Elect Director Robert W. O'Leary
For For

Levco Equity Value Fund
Thermo Electron Corp. TMO 883556102 2004-05-18 M
Ratify Auditors
For For

Levco Equity Value Fund
Thermo Electron Corp. TMO 883556102 2004-05-18 S
Limit Awards to Executives
Against Against

Levco Equity Value Fund
Time Warner Inc TWX 887317105 2004-05-21 M
Elect Director James L. Barksdale
For For

Levco Equity Value Fund
Time Warner Inc TWX 887317105 2004-05-21 M
Elect Director Stephen F. Bollenbach
For For

Levco Equity Value Fund
Time Warner Inc TWX 887317105 2004-05-21 M
Elect Director Stephen M. Case
For For

Levco Equity Value Fund
Time Warner Inc TWX 887317105 2004-05-21 M
Elect Director Frank J. Caufield
For For

Levco Equity Value Fund
Time Warner Inc TWX 887317105 2004-05-21 M
Elect Director Robert C. Clark
For For

Levco Equity Value Fund
Time Warner Inc TWX 887317105 2004-05-21 M
Elect Director Miles R. Gilburne
For For

Levco Equity Value Fund
Time Warner Inc TWX 887317105 2004-05-21 M
Elect Director Carla A. Hills
For For

Levco Equity Value Fund
Time Warner Inc TWX 887317105 2004-05-21 M
Elect Director Reuben Mark
For For

Levco Equity Value Fund
Time Warner Inc TWX 887317105 2004-05-21 M
Elect Director Michael A. Miles
For For

Levco Equity Value Fund
Time Warner Inc TWX 887317105 2004-05-21 M
Elect Director Kenneth J. Novack
For For

Levco Equity Value Fund
Time Warner Inc TWX 887317105 2004-05-21 M
Elect Director Richard D. Parsons
For For

Levco Equity Value Fund
Time Warner Inc TWX 887317105 2004-05-21 M
Elect Director R. E. Turner
For For

Levco Equity Value Fund
Time Warner Inc TWX 887317105 2004-05-21 M
Elect Director Francis T. Vincent, Jr.
For For

Levco Equity Value Fund
Time Warner Inc TWX 887317105 2004-05-21 M
Ratify Auditors
For For

Levco Equity Value Fund
Time Warner Inc TWX 887317105 2004-05-21 S
Adopt China Principles
Against Against

Levco Equity Value Fund
Time Warner Inc TWX 887317105 2004-05-21 S
Report on Pay Disparity
Against Against

Levco Equity Value Fund
Tribune Co. TRB 896047107 2004-05-12 M
Elect Director Jeffrey Chandler
For For

Levco Equity Value Fund
Tribune Co. TRB 896047107 2004-05-12 M
Elect Director William A. Osborn
For For

Levco Equity Value Fund
Tribune Co. TRB 896047107 2004-05-12 M
Elect Director Kathryn C. Turner
For For

Levco Equity Value Fund
Tribune Co. TRB 896047107 2004-05-12 M
Ratify Auditors
For For

Levco Equity Value Fund
Tribune Co. TRB 896047107 2004-05-12 M
Amend Omnibus Stock Plan
For Against

Levco Equity Value Fund
Tyco International Ltd. TYC 902124106 3/25/2004 M
Election of Directors
For For

Levco Equity Value Fund
Tyco International Ltd. TYC 902124106 3/25/2004 M
Ratify Appointment of Independent Auditors
For For

Levco Equity Value Fund
Tyco International Ltd. TYC 902124106 3/25/2004 M
Amend Articles/By Law/Charter-Organization Related
For For

Levco Equity Value Fund
Tyco International Ltd. TYC 902124106 3/25/2004 M
Adopt Omnibus Stock Option Plan
For For

Levco Equity Value Fund
Tyco International Ltd. TYC 902124106 3/25/2004 S
S/H Proposal - Require Environmental Reporting
For For

Levco Equity Value Fund
Tyco International Ltd. TYC 902124106 3/25/2004 S
S/H Proposal - Reincorporate in other State
Against Against

Levco Equity Value Fund
Tyco International Ltd. TYC 902124106 3/25/2004 S
S/H Proposal - Change Compensation Structure
Against Against

Levco Equity Value Fund
U.S. Bancorp USB 902973304 4/20/2004 M
Election of Directors
For Withheld

Levco Equity Value Fund
U.S. Bancorp USB 902973304 4/20/2004 M
Ratify Appointment of Independent Auditors
For For

Levco Equity Value Fund
U.S. Bancorp USB 902973304 4/20/2004 S
S/H Proposal - Limit Executive Compensation
Against Against

Levco Equity Value Fund
U.S. Bancorp USB 902973304 4/20/2004 S
S/H Proposal - Submit Executive Compensation to Vote
Against Against

Levco Equity Value Fund
U.S. Bancorp USB 902973304 4/20/2004 S
S/H Proposal - Amend Vote Requirements to Amend Articles/Bylaws/Charter Against For

Levco Equity Value Fund
Unocal Corp. UCL 915289102 2004-05-24 M
Elect Director Richard D. McCormick
For For

Levco Equity Value Fund
Unocal Corp. UCL 915289102 2004-05-24 M
Elect Director Marina v.N. Whitman
For For

Levco Equity Value Fund
Unocal Corp. UCL 915289102 2004-05-24 M
Elect Director Charles R. Williamson
For For

Levco Equity Value Fund
Unocal Corp. UCL 915289102 2004-05-24 M
Ratify Auditors
For For

Levco Equity Value Fund
Unocal Corp. UCL 915289102 2004-05-24 M
Approve Omnibus Stock Plan
For For

Levco Equity Value Fund
Unocal Corp. UCL 915289102 2004-05-24 M
Approve Deferred Compensation Plan
For For

Levco Equity Value Fund
Unocal Corp. UCL 915289102 2004-05-24 S
Separate Chairman and CEO Positions
Against Against

Levco Equity Value Fund
Unocal Corp. UCL 915289102 2004-05-24 S
Limit Awards to Executives
Against Against

Levco Equity Value Fund
Unocal Corp. UCL 915289102 2004-05-24 S
Establish Other Board Committee
Against For

Levco Equity Value Fund
Unocal Corp. UCL 915289102 2004-05-24 S
Report on Greenhouse Gas Emissions
Against Against

Levco Equity Value Fund
Verizon Communications VZ 92343V104 4/28/2004 M
Election of Directors
For For

Levco Equity Value Fund
Verizon Communications VZ 92343V105 4/28/2004 M
Ratify Appointment of Independent Auditors
For For

Levco Equity Value Fund
Verizon Communications VZ 92343V106 4/28/2004 S
S/H Proposal - Adopt Cululative Voting
Against For

Levco Equity Value Fund
Verizon Communications VZ 92343V107 4/28/2004 S
S/H Proposal - Board Of Directors
Against Against

Levco Equity Value Fund
Verizon Communications VZ 92343V108 4/28/2004 S
S/H Proposal - Proxy Process/Statement
Against For

Levco Equity Value Fund
Verizon Communications VZ 92343V109 4/28/2004 S
S/H Proposal - Rescind or Allow Shareholder to Ratify Poison Pill
Against For

Levco Equity Value Fund
Verizon Communications VZ 92343V110 4/28/2004 S
S/H Proposal - Proxy Process/Statement
Against For

Levco Equity Value Fund
Verizon Communications VZ 92343V111 4/28/2004 S
Stock Transfer Agreement
Against Against

Levco Equity Value Fund
Verizon Communications VZ 92343V112 4/28/2004 S
Miscellaneous Compensation Plans
Against Against

Levco Equity Value Fund
Verizon Communications VZ 92343V113 4/28/2004 S
S/H Proposal - Proxy Process/Statement
Against Against

Levco Equity Value Fund
Verizon Communications VZ 92343V114 4/28/2004 S
S/H Proposal - Proxy Process/Statement
Against Against

Levco Equity Value Fund
Wells Fargo & Company WFC 949746101 2004-04-27 M
Elect Director J.A. Blanchard III
For For

Levco Equity Value Fund
Wells Fargo & Company WFC 949746101 2004-04-27 M
Elect Director Susan E. Engel
For For

Levco Equity Value Fund
Wells Fargo & Company WFC 949746101 2004-04-27 M
Elect Director Enrique Hernandez, Jr.
For For

Levco Equity Value Fund
Wells Fargo & Company WFC 949746101 2004-04-27 M
Elect Director Robert L. Joss
For For

Levco Equity Value Fund
Wells Fargo & Company WFC 949746101 2004-04-27 M
Elect Director Reatha Clark King
For For

Levco Equity Value Fund
Wells Fargo & Company WFC 949746101 2004-04-27 M
Elect Director Richard M. Kovacevich
For For

Levco Equity Value Fund
Wells Fargo & Company WFC 949746101 2004-04-27 M
Elect Director Richard D. McCormick
For For

Levco Equity Value Fund
Wells Fargo & Company WFC 949746101 2004-04-27 M
Elect Director Cynthia H. Milligan
For For

Levco Equity Value Fund
Wells Fargo & Company WFC 949746101 2004-04-27 M
Elect Director Philip J. Quigley
For For

Levco Equity Value Fund
Wells Fargo & Company WFC 949746101 2004-04-27 M
Elect Director Donald B. Rice
For Withhold

Levco Equity Value Fund
Wells Fargo & Company WFC 949746101 2004-04-27 M
Elect Director Judith M. Runstad
For Withhold

Levco Equity Value Fund
Wells Fargo & Company WFC 949746101 2004-04-27 M
Elect Director Stephen W. Sanger
For For

Levco Equity Value Fund
Wells Fargo & Company WFC 949746101 2004-04-27 M
Elect Director Susan G. Swenson
For For

Levco Equity Value Fund
Wells Fargo & Company WFC 949746101 2004-04-27 M
Elect Director Michael W. Wright
For Withhold

Levco Equity Value Fund
Wells Fargo & Company WFC 949746101 2004-04-27 M
Approve Retirement Plan
For For

Levco Equity Value Fund
Wells Fargo & Company WFC 949746101 2004-04-27 M
Ratify Auditors
For For

Levco Equity Value Fund
Wells Fargo & Company WFC 949746101 2004-04-27 S
Expense Stock Options
Against For

Levco Equity Value Fund
Wells Fargo & Company WFC 949746101 2004-04-27 S
Limit Executive Compensation
Against Against

Levco Equity Value Fund
Wells Fargo & Company WFC 949746101 2004-04-27 S
Link Executive Compensation to Social Issues
Against Against

Levco Equity Value Fund
Wells Fargo & Company WFC 949746101 2004-04-27 S
Report on Political Contributions/Activities
Against Against

Levco Equity Value Fund
Wyeth WYE 983024100 2004-04-22 M
Elect Director Clifford L. Alexander, Jr.
For For

Levco Equity Value Fund
Wyeth WYE 983024100 2004-04-22 M
Elect Director Frank A. Bennack, Jr.
For For

Levco Equity Value Fund
Wyeth WYE 983024100 2004-04-22 M
Elect Director Richard L. Carrion
For For

Levco Equity Value Fund
Wyeth WYE 983024100 2004-04-22 M
Elect Director Robert Essner
For For

Levco Equity Value Fund
Wyeth WYE 983024100 2004-04-22 M
Elect Director John D. Feerick
For For

Levco Equity Value Fund
Wyeth WYE 983024100 2004-04-22 M
Elect Director Robert Langer
For For

Levco Equity Value Fund
Wyeth WYE 983024100 2004-04-22 M
Elect Director John P. Mascotte
For For

Levco Equity Value Fund
Wyeth WYE 983024100 2004-04-22 M
Elect Director Mary Lake Polan
For For

Levco Equity Value Fund
Wyeth WYE 983024100 2004-04-22 M
Elect Director Ivan G. Seidenberg
For For

Levco Equity Value Fund
Wyeth WYE 983024100 2004-04-22 M
Elect Director Walter V. Shipley
For For

Levco Equity Value Fund
Wyeth WYE 983024100 2004-04-22 M
Elect Director John R. Torell III
For For

Levco Equity Value Fund
Wyeth WYE 983024100 2004-04-22 M
Ratify Auditors
For For

Levco Equity Value Fund
Wyeth WYE 983024100 2004-04-22 S
Report on Drug Pricing
Against Against

Levco Equity Value Fund
Wyeth WYE 983024100 2004-04-22 S
Amend Animal Testing Policy
Against Against

Levco Equity Value Fund
Xcel Energy Inc. XEL 98389B100 2004-05-20 M
Declassify the Board of Directors
For For

Levco Equity Value Fund
Xcel Energy Inc. XEL 98389B100 2004-05-20 M
Elect Director David A. Christensen
For For

Levco Equity Value Fund
Xcel Energy Inc. XEL 98389B100 2004-05-20 M
Elect Director Margaret R. Preska
For For

Levco Equity Value Fund
Xcel Energy Inc. XEL 98389B100 2004-05-20 M
Elect Director W. Thomas Stephens
For For

Levco Equity Value Fund
Xcel Energy Inc. XEL 98389B100 2004-05-20 M
Elect Director Richard H. Anderson
For For

Levco Equity Value Fund
Xcel Energy Inc. XEL 98389B100 2004-05-20 M
Elect Director Richard C. Kelly
For For

Levco Equity Value Fund
Xcel Energy Inc. XEL 98389B100 2004-05-20 M
Elect Director Ralph R. Peterson
For For

Levco Equity Value Fund
Xcel Energy Inc. XEL 98389B100 2004-05-20 M
Approve Non-Employee Director Omnibus Stock Plan
For For

Levco Equity Value Fund
XL Capital Ltd (Formerly Exel Ltd. ) XL G98255105 2004-04-30 M
Elect Director John Loudon
For For

Levco Equity Value Fund
XL Capital Ltd (Formerly Exel Ltd. ) XL G98255105 2004-04-30 M
Elect Director Robert S. Parker
For For

Levco Equity Value Fund
XL Capital Ltd (Formerly Exel Ltd. ) XL G98255105 2004-04-30 M
Elect Director Alan Z. Senter
For For

Levco Equity Value Fund
XL Capital Ltd (Formerly Exel Ltd. ) XL G98255105 2004-04-30 M
Ratify Auditors
For For

                                 SIGNATURES




        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Levco Series Trust
             ------------------------------------------------------------------
By (Signature and Title)* /s/ Glenn A. Aigen
                         ------------------------------------------------------
Date Chief Financial Officer and Treasurer
    --------------------------------------------------------------------------

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